Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.6%
Accent Group Ltd.	29,484	$36,100
AGL Energy Ltd.	35,035	229,348
Alpha HPA Ltd., NVS(a)	68,614	40,676
ALS Ltd.	28,028	290,282
Amotiv Ltd.	7,735	39,473
AMP Ltd.	139,048	111,991
Ampol Ltd.	13,741	226,144
Ansell Ltd.	8,463	172,105
ARB Corp. Ltd.	4,550	90,823
Arena REIT	23,023	55,661
Atlas Arteria Ltd.	62,972	215,579
AUB Group Ltd.	7,644	170,193
Aurizon Holdings Ltd.	51,675	98,269
Aussie Broadband Ltd.	16,471	44,087
Austal Ltd.(a)	22,841	81,296
Bank of Queensland Ltd.	43,862	220,838
Bapcor Ltd.	19,656	66,247
Beach Energy Ltd.	92,365	80,053
Bega Cheese Ltd.	15,743	55,287
Bendigo & Adelaide Bank Ltd.	36,491	281,826
Boss Energy Ltd. (a)	28,574	73,333
Breville Group Ltd.	5,824	109,694
Brickworks Ltd.	4,823	85,491
BWP Trust	33,033	75,411
Capricorn Metals Ltd.(a)	26,536	167,819
Catalyst Metals Ltd.(a)	11,658	48,617
Centuria Capital Group	47,775	51,423
Centuria Industrial REIT	31,213	62,007
Challenger Ltd.	30,030	147,352
Champion Iron Ltd.	22,477	62,789
Charter Hall Group	27,391	321,143
Charter Hall Long Wale REIT	36,946	98,408
Charter Hall Retail REIT	30,212	76,731
Charter Hall Social Infrastructure REIT	24,024	45,844
Cleanaway Waste Management Ltd.	100,558	182,228
Codan Ltd.	6,279	72,816
Collins Foods Ltd.	7,735	38,715
Corporate Travel Management Ltd.	7,189	63,385
Credit Corp. Group Ltd.	5,005	44,256
Data#3 Ltd.	9,919	47,495
Deep Yellow Ltd.(a)	65,429	56,774
Deterra Royalties Ltd.	24,479	59,941
Dexus	47,187	213,114
Dexus Industria REIT	14,651	26,902
Dicker Data Ltd.	6,279	33,311
Domain Holdings Australia Ltd.	17,108	48,133
Domino's Pizza Enterprises Ltd.	4,004	60,503
Downer EDI Ltd.	40,131	157,280
Dyno Nobel Ltd.	107,926	186,407
Eagers Automotive Ltd.	8,190	91,636
Elders Ltd.	11,102	45,081
Emerald Resources NL(a)	30,394	93,531
Endeavour Group Ltd./Australia	87,997	230,973
EVT Ltd.	4,368	45,713
Flight Centre Travel Group Ltd.	10,920	93,555
G8 Education Ltd.	50,687	40,028
Genesis Minerals Ltd.(a)	61,334	187,937
Gold Road Resources Ltd.	62,699	138,016
GPT Group (The)	108,152	334,874
GrainCorp Ltd., Class A	12,194	60,358
Security	Shares	Value
Australia (continued)
Growthpoint Properties Australia Ltd.	21,294	$33,752
Hansen Technologies Ltd.	12,376	40,712
Harvey Norman Holdings Ltd.	32,396	109,398
Healius Ltd.	46,865	26,434
HMC Capital Ltd.	16,653	54,196
HomeCo Daily Needs REIT	102,375	84,154
HUB24 Ltd.	4,823	260,065
IDP Education Ltd.	15,288	76,906
IGO Ltd.	39,403	98,645
Iluka Resources Ltd.	24,752	58,576
Imdex Ltd.	29,575	54,297
Ingenia Communities Group	22,386	82,560
Inghams Group Ltd.	21,567	52,120
Insignia Financial Ltd.(a)	31,031	67,076
IperionX Ltd.(a)	19,656	46,784
IPH Ltd.	17,381	55,534
IRESS Ltd.	10,829	60,430
JB Hi-Fi Ltd.	6,279	436,212
Judo Capital Holdings Ltd.(a)	65,247	59,942
Karoon Energy Ltd.	50,414	54,092
Lendlease Corp. Ltd.	38,948	146,582
Lifestyle Communities Ltd.	7,371	32,546
Liontown Resources Ltd.(a)	106,015	41,364
Lovisa Holdings Ltd.	3,549	67,107
Lynas Rare Earths Ltd.(a)	48,685	250,337
MA Financial Group Ltd.	8,008	37,059
Maas Group Holdings Ltd.	11,466	30,307
MAC Copper Ltd.(a)	4,550	56,109
Macquarie Technology Group Ltd.(a)	910	35,320
Magellan Financial Group Ltd.	11,921	64,316
McMillan Shakespeare Ltd.	4,186	42,127
Megaport Ltd.(a)	9,282	81,060
Mesoblast Ltd.(a)	44,772	48,980
Metcash Ltd.	60,333	131,460
Mineral Resources Ltd.(a)	10,647	152,219
Mirvac Group	228,228	340,035
Monadelphous Group Ltd.	5,460	60,716
Nanosonics Ltd.(a)	17,108	48,954
National Storage REIT	71,890	107,071
Netwealth Group Ltd.	7,462	154,078
Neuren Pharmaceuticals Ltd., NVS(a)	6,916	61,862
New Hope Corp. Ltd.	29,302	70,240
NEXTDC Ltd.(a)	37,128	314,109
nib holdings Ltd.	33,579	145,556
Nick Scali Ltd.	5,369	66,159
Nickel Industries Ltd.	116,116	51,259
Nine Entertainment Co. Holdings Ltd.	77,987	81,258
NRW Holdings Ltd.	23,062	41,623
Nufarm Ltd./Australia(a)	24,024	36,902
Nuix Ltd.(a)	16,016	25,590
Ora Banda Mining Ltd.(a)	74,984	55,745
Orica Ltd.	28,210	341,742
Orora Ltd.	77,714	93,708
Paladin Energy Ltd.(a)	23,114	92,954
Perenti Ltd.	57,421	58,326
Perpetual Ltd.	6,006	68,529
Perseus Mining Ltd.	103,077	260,177
PEXA Group Ltd.(a)	7,735	63,295
Pilbara Minerals Ltd.(a)	176,267	140,943
Pinnacle Investment Management Group Ltd.	9,828	127,382
PolyNovo Ltd.(a)	45,045	37,963
Premier Investments Ltd.	5,551	73,148

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
PWR Holdings Ltd.	7,098	$30,612
Qube Holdings Ltd.	69,136	188,939
Ramelius Resources Ltd.	66,794	124,853
Ramsay Health Care Ltd.	11,284	278,613
Region RE Ltd.	67,249	102,785
Regis Healthcare Ltd.	10,374	54,536
Regis Resources Ltd.(a)	41,496	136,358
Reliance Worldwide Corp. Ltd.	46,683	132,676
Resolute Mining Ltd.(a)	147,238	60,169
Sandfire Resources Ltd.(a)	26,572	197,845
SEEK Ltd.	20,657	323,514
Silex Systems Ltd.(a)	13,559	31,494
Sims Ltd.	9,464	92,351
SiteMinder Ltd.(a)	17,745	52,596
SmartGroup Corp. Ltd.	9,646	45,344
Spartan Resources Ltd/Australia(a)	52,689	77,458
Stanmore Resources Ltd.	28,119	35,502
Steadfast Group Ltd.	58,564	217,696
Super Retail Group Ltd.	9,100	83,975
Tabcorp Holdings Ltd.	145,782	66,157
Technology One Ltd.	17,017	450,540
Telix Pharmaceuticals Ltd.(a)	14,560	245,308
Temple & Webster Group Ltd.(a)	5,187	73,563
Treasury Wine Estates Ltd.	45,812	249,188
Tuas Ltd.(a)	13,286	49,780
Vault Minerals Ltd.(a)	373,737	109,190
Ventia Services Group Pty. Ltd.	46,956	143,133
Viva Energy Group Ltd.(b)	64,519	77,775
Vulcan Energy Resources Ltd.(a)	10,192	25,539
WA1 Resources Ltd., NVS(a)	3,549	30,579
Waypoint REIT Ltd.	38,857	65,135
WEB Travel Group Ltd.(a)	21,294	69,365
West African Resources Ltd.(a)	62,608	115,080
Westgold Resources Ltd.	51,779	102,080
Whitehaven Coal Ltd.	48,412	173,460
Worley Ltd.	29,029	243,624
Yancoal Australia Ltd., NVS	22,932	77,311
Zip Co. Ltd.(a)	71,708	91,607
		17,459,134
Austria — 0.5%
ANDRITZ AG	3,913	270,736
BAWAG Group AG(b)	4,550	566,886
CA Immobilien Anlagen AG	2,184	59,993
CPI Europe AG(a)	2,002	40,599
DO & CO AG(a)	455	88,677
EVN AG	2,457	66,057
Lenzing AG(a)	1,183	35,482
Oesterreichische Post AG	1,911	65,272
Palfinger AG	1,092	36,825
Porr AG	1,274	42,125
Raiffeisen Bank International AG	8,554	261,538
Schoeller-Bleckmann Oilfield Equipment AG	728	25,239
UNIQA Insurance Group AG	10,452	145,012
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,261	110,893
voestalpine AG	6,188	163,292
Wienerberger AG	6,461	239,455
		2,218,081
Bahamas — 0.0%
OneSpaWorld Holdings Ltd.	5,733	108,124
Belgium — 0.5%
Ackermans & van Haaren NV	1,274	324,497
Security	Shares	Value
Belgium (continued)
Aedifica SA	2,821	$213,247
Azelis Group NV	9,191	152,255
Barco NV	4,459	65,430
Bekaert SA	2,093	85,026
Cofinimmo SA	2,184	188,163
Colruyt Group NV	1,820	82,160
Deme Group NV	455	70,740
Fagron	3,822	94,038
Galapagos NV(a)	2,457	70,938
KBC Ancora	2,548	185,370
Kinepolis Group NV	637	25,148
Melexis NV	1,183	79,530
Montea NV	1,092	80,686
Ontex Group NV(a)	4,550	40,569
Proximus SADP	7,826	68,276
Recticel SA	3,094	39,603
Retail Estates NV	637	46,754
Shurgard Self Storage Ltd.	2,002	81,545
Solvay SA	4,277	140,659
Tessenderlo Group SA	1,456	44,575
Umicore SA	11,375	125,161
VGP NV	819	78,504
Warehouses De Pauw CVA	7,704	187,948
Xior Student Housing NV	2,002	67,792
		2,638,614
Bermuda — 0.1%
Hamilton Insurance Group Ltd., Class B(a)	4,732	102,968
Liberty Latin America Ltd., Class C, NVS(a)	7,644	38,220
Nabors Industries Ltd.(a)	728	18,790
Valaris Ltd.(a)	3,913	147,207
		307,185
British Virgin Islands — 0.0%
Establishment Labs Holdings Inc.(a)	1,365	46,983
Canada — 3.9%
ADENTRA Inc.	1,729	32,631
Advantage Energy Ltd.(a)	9,646	78,582
Aecon Group Inc.	4,277	58,778
Algoma Steel Group Inc.	6,643	35,143
Algonquin Power & Utilities Corp.	42,133	230,874
Allied Gold Corp.(a)	4,732	67,790
Allied Properties REIT	4,368	50,226
Altius Minerals Corp.	3,222	61,841
Altus Group Ltd.	2,730	108,416
Andlauer Healthcare Group Inc.	1,183	46,075
Arbutus Biopharma Corp.(a)	11,193	37,608
Aris Mining Corp.(a)	9,555	62,454
Aritzia Inc.(a)	4,823	234,060
Atco Ltd., Class I, NVS	4,368	163,854
Athabasca Oil Corp.(a)	30,576	114,965
AtkinsRealis Group Inc.	10,101	662,433
ATS Corp.(a)	4,823	139,592
Aurinia Pharmaceuticals Inc.(a)	7,371	57,789
Aya Gold & Silver Inc.(a)	6,825	58,684
B2Gold Corp.	76,258	256,166
Badger Infrastructure Solutions Ltd.	2,002	65,078
Bausch Health Companies Inc.(a)	15,925	72,178
Baytex Energy Corp.	40,950	66,542
Birchcliff Energy Ltd.	15,652	73,906
Bird Construction Inc.	3,640	71,720
Bitfarms Ltd./Canada(a)	37,219	34,172
BlackBerry Ltd.(a)	32,487	128,779

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Boardwalk REIT	1,365	$69,695
Bombardier Inc., Class B(a)	5,096	356,629
Boralex Inc., Class A	5,096	117,230
Boyd Group Services Inc.	1,274	190,281
Brookfield Business Corp., Class A	2,002	57,463
Brookfield Infrastructure Corp., Class A, NVS	6,188	245,067
Brookfield Wealth Solutions Ltd.	1,942	113,745
BRP Inc.	2,002	88,185
BSR Real Estate Investment Trust	2,457	31,966
Calibre Mining Corp.(a)	41,223	95,221
Canaccord Genuity Group Inc.	6,188	41,934
Canada Goose Holdings Inc.(a)	3,458	41,828
Canadian Apartment Properties REIT	1,576	51,402
Canfor Corp.(a)	4,095	38,791
Capital Power Corp.	8,008	321,114
Capstone Copper Corp.(a)	33,033	179,084
Cardinal Energy Ltd.	9,191	41,188
Cargojet Inc.	637	43,372
Cascades Inc.	5,551	35,757
CES Energy Solutions Corp.	13,013	59,264
Choice Properties REIT	2,358	25,722
CI Financial Corp.	6,643	152,140
Cogeco Communications Inc.	1,001	50,402
Colliers International Group Inc.	2,457	296,376
Computer Modelling Group Ltd.	6,188	30,301
Crombie REIT	3,094	33,390
CT REIT	3,913	45,364
Definity Financial Corp.	5,733	311,308
Denison Mines Corp.(a)	51,597	80,835
dentalcorp Holdings Ltd.	8,008	51,817
Docebo Inc.(a)	1,183	32,326
Dream Industrial REIT	7,826	63,755
Dundee Precious Metals Inc.	13,778	212,340
Eldorado Gold Corp.(a)	11,830	238,695
Endeavour Silver Corp.(a)	15,197	54,593
Enerflex Ltd.	7,189	50,656
Energy Fuels Inc./Canada(a)	13,195	64,612
Enghouse Systems Ltd.	3,003	57,747
EQB Inc.	1,729	119,235
Equinox Gold Corp.(a)	22,386	148,604
ERO Copper Corp.(a)	5,642	79,675
Exchange Income Corp.	1,638	68,714
Extendicare Inc.	4,732	49,756
Fiera Capital Corp.	7,098	28,447
Finning International Inc.	7,826	288,895
First Capital Real Estate Investment Trust	6,006	77,682
First Majestic Silver Corp.	23,569	145,465
First National Financial Corp.	1,820	51,536
Foran Mining Corp.(a)	16,926	36,877
Fortuna Mining Corp.(a)	18,109	105,961
Freehold Royalties Ltd.	7,371	64,668
G Mining Ventures Corp.(a)	7,735	114,586
Gibson Energy Inc.	9,464	156,268
goeasy Ltd.	819	89,202
Granite Real Estate Investment Trust	1,820	93,231
H&R Real Estate Investment Trust	7,462	56,712
Hammond Power Solutions Inc., Class A	637	45,966
Headwater Exploration Inc.	13,741	62,480
Hudbay Minerals Inc.	22,750	202,742
IAMGOLD Corp.(a)	33,033	226,262
IMAX Corp.(a)	2,730	76,031
Innergex Renewable Energy Inc.	9,464	94,202
Security	Shares	Value
Canada (continued)
Interfor Corp.(a)	3,731	$34,092
International Petroleum Corp.(a)	4,459	64,756
InterRent REIT	4,459	44,351
Ivanhoe Electric Inc.(a)	6,006	44,144
Jamieson Wellness Inc.(b)	2,457	64,041
K92 Mining Inc.(a)	13,832	143,627
Kelt Exploration Ltd.(a)	10,374	50,496
Killam Apartment REIT	3,731	52,906
Kinaxis Inc.(a)	1,638	233,260
Labrador Iron Ore Royalty Corp.	5,665	119,546
Lassonde Industries Inc., Class A	182	29,227
Laurentian Bank of Canada	3,731	83,192
Leon's Furniture Ltd.	1,820	36,537
Lightspeed Commerce Inc.(a)	8,008	83,736
Linamar Corp.	2,275	104,007
Lionsgate Studios Corp.(a)	9,932	71,808
Lithium Americas Corp.(a)	13,741	36,747
MAG Silver Corp.	5,642	105,904
Major Drilling Group International Inc.(a)	6,097	35,897
Maple Leaf Foods Inc.	4,641	92,221
MDA Space Ltd.(a)	6,643	137,425
MEG Energy Corp.	15,015	262,805
Meren Energy Inc.	25,753	33,778
Methanex Corp.	3,913	128,024
Mind Medicine MindMed Inc.(a)	5,187	37,658
MTY Food Group Inc.	1,456	45,430
Mullen Group Ltd.	4,914	49,951
New Gold Inc.(a)	45,773	203,458
NexGen Energy Ltd.(a)	31,031	191,294
NFI Group Inc.(a)	6,370	72,317
NGEx Minerals Ltd.(a)	7,826	89,759
North American Construction Group Ltd.	1,820	31,298
North West Co. Inc. (The)	2,821	117,704
Northland Power Inc.	15,015	223,855
NorthWest Healthcare Properties REIT	8,645	30,363
Novagold Resources Inc.(a)	16,744	60,151
Novanta Inc.(a)	1,700	210,494
NuVista Energy Ltd.(a)	9,464	95,305
OceanaGold Corp.	40,950	182,318
Onex Corp.	3,377	250,676
OR Royalties Inc.	9,737	248,826
Orla Mining Ltd.(a)	13,013	137,588
Ovintiv Inc.	14,698	526,482
Paramount Resources Ltd., Class A	4,732	65,686
Parex Resources Inc.	5,642	55,789
Parkland Corp.	8,008	226,057
Pason Systems Inc.	5,096	44,931
Perpetua Resources Corp.(a)	3,640	50,632
Pet Valu Holdings Ltd.	2,912	65,461
Peyto Exploration & Development Corp.	11,466	154,568
PrairieSky Royalty Ltd.	7,475	126,040
Precision Drilling Corp.(a)	1,001	43,261
Premium Brands Holdings Corp., Class A	2,548	151,096
Prinmaris REIT	2,821	31,533
Propel Holdings Inc.	2,002	46,988
Richelieu Hardware Ltd.	3,003	75,669
RioCan REIT	8,463	106,932
Rogers Sugar Inc.	4,732	19,447
Russel Metals Inc.	3,367	100,763
Sandstorm Gold Ltd.	15,470	136,512
Savaria Corp.	4,004	55,843
Seabridge Gold Inc.(a)	4,550	55,866

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Secure Waste Infrastructure Corp.	11,466	$127,999
Sienna Senior Living Inc.	5,278	71,612
Silvercorp Metals Inc.	14,469	56,933
Skeena Resources Ltd.(a)	5,369	68,778
SmartCentres Real Estate Investment Trust	4,186	78,879
South Bow Corp.	12,012	311,340
Spin Master Corp.(b)	2,275	39,786
Sprott Inc.	1,274	73,849
SSR Mining Inc.(a)	11,739	139,002
Stella-Jones Inc.	2,912	164,639
StorageVault Canada Inc., NVS	16,653	50,237
SunOpta Inc.(a)	5,642	35,767
Superior Plus Corp.	13,741	77,999
Tamarack Valley Energy Ltd.	30,303	96,494
Taseko Mines Ltd.(a)	20,202	45,487
TerraVest Industries Inc.	819	101,006
Topaz Energy Corp.	3,066	56,188
Torex Gold Resources Inc.(a)	5,005	160,688
TransAlta Corp.	16,380	160,058
Transcontinental Inc., Class A	4,095	63,796
Trican Well Service Ltd.	11,830	36,981
Triple Flag Precious Metals Corp.	4,004	87,733
Trisura Group Ltd.(a)	2,821	83,128
Vermilion Energy Inc.	9,009	58,819
Well Health Technologies Corp.(a)	13,377	39,965
Wesdome Gold Mines Ltd.(a)	8,645	114,838
Westshore Terminals Investment Corp.	2,366	45,946
Winpak Ltd.	2,093	67,304
		18,650,907
Cayman Islands — 0.2%
FTAI Aviation Ltd.	6,006	703,603
GigaCloud Technology Inc.(a)	1,547	27,165
Ichor Holdings Ltd.(a)	2,275	35,900
Penguin Solutions Inc.(a)	3,094	54,949
		821,617
China — 0.0%
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)	26,500	68,385
Denmark — 0.7%
ALK-Abello A/S(a)	7,644	207,195
Alm Brand A/S	49,049	121,241
Ambu A/S, Class B	11,990	185,202
Bavarian Nordic A/S(a)	4,550	119,962
Chemometec A/S	910	73,287
D/S Norden A/S	1,547	46,992
DFDS A/S(a)	2,275	36,346
FLSmidth & Co. A/S	2,811	162,429
GN Store Nord A/S(a)	7,917	116,275
Gubra AS(a)	455	27,087
H Lundbeck A/S	16,107	89,390
ISS A/S	7,179	192,952
Jyske Bank A/S, Registered	1,849	173,732
Matas A/S	2,002	41,233
Netcompany Group A/S(a)(b)	2,457	113,705
NKT A/S(a)	3,348	286,920
NTG Nordic Transport Group A/S, Class A(a)	1,037	32,357
Per Aarsleff Holding A/S	1,001	90,715
Ringkjoebing Landbobank A/S	1,308	264,892
Royal Unibrew A/S	2,526	209,871
Scandinavian Tobacco Group A/S, Class A(b)	3,683	47,649
Schouw & Co. A/S	899	79,912
Sydbank A/S	3,367	225,117
Security	Shares	Value
Denmark (continued)
TORM PLC, Class A	3,367	$56,322
Zealand Pharma A/S(a)	3,610	250,936
		3,251,719
Finland — 0.4%
Finnair OYJ	7,553	25,271
Harvia OYJ	1,001	54,613
Hiab OYJ, Class B	2,275	122,518
Huhtamaki OYJ	5,642	208,369
Kalmar OYJ, Class B	2,184	77,027
Kemira OYJ	6,734	148,071
Kojamo OYJ(a)	7,826	93,941
Konecranes OYJ	3,913	305,734
Mandatum OYJ	26,648	156,610
Marimekko OYJ	1,911	29,033
Metsa Board OYJ, Class B	11,466	42,369
Nokian Renkaat OYJ	7,189	53,590
Outokumpu OYJ	21,112	81,771
Puuilo OYJ	4,368	64,609
QT Group OYJ(a)	1,183	79,350
Revenio Group OYJ	1,183	36,202
TietoEVRY OYJ	6,188	112,903
Tokmanni Group Corp.	3,276	41,096
Valmet OYJ	8,554	279,497
		2,012,574
France — 1.3%
Air France-KLM, NVS(a)	6,916	76,038
Altarea SCA	364	42,500
Alten SA	1,729	143,489
Antin Infrastructure Partners SA	2,912	37,500
Aperam SA	2,548	77,438
Aubay	546	31,618
Beneteau SACA	3,094	29,642
Canal+ SA, NVS(a)	40,131	112,754
Carmila SA	3,276	69,429
Clariane SE(a)	7,826	33,557
Coface SA	6,097	114,052
Constellium SE, Class A(a)	5,100	61,914
Derichebourg SA	6,552	44,827
Elis SA	9,555	260,085
Emeis SA, NVS(a)	4,732	54,756
Eramet SA	637	37,505
Esso SA Francaise	182	27,976
Etablissements Maurel et Prom SA	4,914	26,700
Eutelsat Communications SACA(a)	8,372	31,179
Exosens SAS, NVS	1,274	62,704
Fnac Darty SA	1,001	34,539
Forvia SE	8,554	80,359
Gaztransport Et Technigaz SA	2,093	388,938
Havas NV	39,494	69,059
ICADE	2,275	62,461
ID Logistics Group SACA(a)	182	86,697
Imerys SA	2,002	66,691
Interparfums SA	1,365	58,393
IPSOS SA	2,002	102,135
JCDecaux SE	3,731	64,041
Kaufman & Broad SA	1,001	38,107
LISI SA	1,001	37,177
Louis Hachette Group, NVS	40,131	74,876
Mercialys SA	5,460	68,595
Mersen SA	1,729	40,160
Metropole Television SA	2,002	28,199

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Nexans SA	1,911	$219,816
Nexity SA(a)	3,003	34,152
Opmobility	4,004	48,860
Peugeot Invest SA	455	37,933
Planisware SA, NVS	1,456	40,484
Pluxee NV, NVS	5,096	114,545
Quadient SA	2,093	39,120
Remy Cointreau SA	1,365	73,140
Rubis SCA	4,459	145,178
SCOR SE	8,827	291,416
SEB SA	503	49,902
SES SA, Class A	21,112	120,372
Societe BIC SA	1,365	84,319
SOITEC(a)	1,638	80,775
Sopra Steria Group	910	196,200
SPIE SA	8,281	420,947
Technip Energies NV	7,735	292,779
Television Francaise 1 SA	3,913	37,839
Trigano SA	546	79,983
Ubisoft Entertainment SA(a)	4,732	54,201
Valeo SE	12,740	134,179
Vallourec SACA	9,464	160,225
Verallia SA(b)	4,186	132,892
Vicat SACA	1,092	71,049
Virbac SACA	273	103,219
Vivendi SE	38,675	130,511
VusionGroup	455	117,596
Wavestone	546	31,631
Wendel SE	432	42,053
Worldline SA(a)(b)	12,285	72,910
		6,134,316
Germany — 1.5%
1&1 AG	2,639	54,700
Adesso SE	273	27,247
Aixtron SE	6,552	90,545
Aroundtown SA(a)	44,408	141,195
Atoss Software SE	637	93,985
Aurubis AG	1,820	160,020
Auto1 Group SE(a)(b)	7,553	202,525
Bechtle AG	4,732	206,626
Befesa SA(b)	2,002	61,913
Bilfinger SE	1,638	144,937
CANCOM SE	1,729	55,308
Carl Zeiss Meditec AG, Bearer	2,093	135,380
Ceconomy AG(a)	10,738	32,392
Cewe Stiftung & Co. KGaA	364	41,281
Dermapharm Holding SE	1,092	43,458
Deutsche Pfandbriefbank AG(a)(b)	11,193	73,195
Deutz AG	9,100	76,403
Douglas AG(a)	2,366	32,473
Duerr AG	3,003	78,202
Eckert & Ziegler SE	910	63,925
Elmos Semiconductor SE	455	35,010
Energiekontor AG	546	26,484
Evotec SE(a)	8,190	64,647
Fielmann Group AG	1,456	92,608
flatexDEGIRO AG	4,823	134,047
Fraport AG Frankfurt Airport Services Worldwide(a)	2,184	151,636
Freenet AG	6,916	228,444
Gerresheimer AG	2,002	144,054
GFT Technologies SE	1,365	37,294
Grand City Properties SA(a)	4,914	62,402
Security	Shares	Value
Germany (continued)
Grenke AG	1,911	$30,210
Hamborner REIT AG	4,732	35,364
HelloFresh SE(a)	9,100	108,023
Hensoldt AG	3,640	380,909
Hornbach Holding AG & Co. KGaA	637	64,299
Hugo Boss AG	2,730	126,498
Hypoport SE(a)	273	60,784
IONOS Group SE(a)	2,457	113,882
Jenoptik AG	3,003	65,981
JOST Werke SE(b)	728	42,070
K+S AG, Registered	9,828	178,987
KION Group AG	4,186	194,890
Kloeckner & Co. SE	4,095	29,228
Kontron AG	2,184	56,984
Krones AG	445	70,092
Lanxess AG	5,005	154,770
Mutares SE & Co. KGaA	1,001	37,515
Nagarro SE(a)	546	36,048
Nordex SE(a)	6,916	140,410
Norma Group SE	2,275	32,043
Pfeiffer Vacuum Technology AG	182	32,982
PNE AG	1,729	30,084
ProSiebenSat.1 Media SE	8,099	65,095
Puma SE	5,916	153,494
Redcare Pharmacy NV(a)(b)	910	118,233
RENK Group AG	4,274	380,991
RTL Group SA(a)	2,275	87,236
SAF-Holland SE	3,094	57,329
Salzgitter AG	1,638	39,085
Schaeffler AG	12,558	60,461
Schott Pharma AG & Co. KGaA	2,184	70,744
Siltronic AG	1,092	44,916
Sixt SE	728	69,110
SMA Solar Technology AG	1,274	28,233
Stabilus SE	1,638	47,573
Stroeer SE & Co. KGaA	2,002	115,974
Suedzucker AG	4,095	52,413
SUESS MicroTec SE	1,183	51,443
TAG Immobilien AG	10,192	172,289
TeamViewer SE(a)(b)	8,372	97,631
thyssenkrupp AG	28,756	280,035
United Internet AG, Registered(c)	4,459	116,266
Vossloh AG	637	55,481
Wacker Chemie AG	1,092	77,731
Wacker Neuson SE	2,184	55,434
Wuestenrot & Wuerttembergische AG	4,309	67,812
		7,179,398
Hong Kong — 0.6%
ASMPT Ltd.	18,200	122,210
Bank of East Asia Ltd. (The)	91,000	128,125
CITIC Telecom International Holdings Ltd.	285,000	82,432
Dah Sing Banking Group Ltd.	75,600	85,608
Dah Sing Financial Holdings Ltd.	36,400	136,038
DFI Retail Group Holdings Ltd.	27,300	75,194
ESR Group Ltd.(b)	91,800	150,091
Fortune REIT	91,000	51,827
Genpact Ltd.	9,828	423,095
Guotai Junan International Holdings Ltd.	273,000	40,150
Hang Lung Properties Ltd.	111,000	87,416
HKBN Ltd.	53,500	33,750
Johnson Electric Holdings Ltd.	45,500	121,345
Kerry Properties Ltd.	67,500	161,830

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Man Wah Holdings Ltd.	109,200	$57,726
Melco Resorts & Entertainment Ltd., ADR(a)	14,833	93,151
New World Development Co. Ltd.(a)	91,000	55,321
Pacific Basin Shipping Ltd.	399,000	98,344
PAX Global Technology Ltd.	138,000	84,094
PCCW Ltd.	324,000	215,587
SJM Holdings Ltd.(a)	182,000	53,730
Stella International Holdings Ltd.	49,500	88,380
SUNeVision Holdings Ltd.	91,000	77,850
Vobile Group Ltd.(a)	91,000	41,817
VTech Holdings Ltd.	11,100	73,773
Wynn Macau Ltd.	72,800	48,749
Xinyi Glass Holdings Ltd.	91,000	86,389
Yue Yuen Industrial Holdings Ltd.	48,500	72,869
		2,846,891
Ireland — 0.3%
Cairn Homes PLC	35,854	88,952
Cimpress PLC(a)	1,183	52,360
Dalata Hotel Group PLC	10,465	68,324
Glanbia PLC	11,193	162,844
Glenveagh Properties PLC(a)(b)	32,123	65,572
Irish Residential Properties REIT PLC	38,948	47,487
nVent Electric PLC	9,555	628,719
Uniphar PLC	17,199	70,574
Weatherford International PLC	4,277	186,477
		1,371,309
Israel — 1.3%
Africa Israel Residences Ltd.	455	29,203
Airport City Ltd.(a)	3,367	52,799
Alony Hetz Properties & Investments Ltd.	9,282	78,709
Amot Investments Ltd.	13,650	76,122
Ashtrom Group Ltd.	3,458	55,972
Aura Investments Ltd.	10,283	50,899
Bet Shemesh Engines Holdings 1997 Ltd.(a)	455	62,933
Bezeq The Israeli Telecommunication Corp. Ltd.	92,216	144,061
Big Shopping Centers Ltd.(a)	628	101,345
Blue Square Real Estate Ltd.	364	35,121
Camtek Ltd./Israel	1,729	117,407
Cellcom Israel Ltd.(a)	7,462	53,422
Cellebrite DI Ltd.(a)	5,642	94,109
Clal Insurance Enterprises Holdings Ltd.	3,747	117,180
Danel Adir Yeoshua Ltd.	364	41,968
Delek Automotive Systems Ltd.(a)	4,004	30,952
Delek Group Ltd.	546	96,314
Delta Galil Ltd.	728	36,788
El Al Israel Airlines(a)	16,562	61,327
Elco Ltd.	819	41,161
Electra Consumer Products 1970 Ltd.	1,001	28,912
Electra Ltd./Israel	91	51,321
Electra Real Estate Ltd.(a)	2,457	29,983
Energix-Renewable Energies Ltd.	18,473	58,677
Enlight Renewable Energy Ltd.(a)	6,825	133,599
Equital Ltd.(a)	1,456	54,578
Fattal Holdings 1998 Ltd.(a)	455	68,964
FIBI Holdings Ltd.	1,045	68,808
First International Bank Of Israel Ltd. (The)	3,549	223,425
Fiverr International Ltd.(a)	2,002	64,905
Formula Systems 1985 Ltd.	637	67,963
Fox Wizel Ltd.	637	53,944
Global-e Online Ltd.(a)	6,218	198,168
Harel Insurance Investments & Financial Services Ltd.	8,099	164,246
Security	Shares	Value
Israel (continued)
Hilan Ltd.	910	$66,281
Inmode Ltd.(a)	4,732	69,371
Isracard Ltd.	13,468	63,538
Israel Canada T.R Ltd.	12,831	40,718
Israel Corp Ltd.	182	56,897
Isras Holdings Ltd., NVS(a)	273	31,250
Ituran Location and Control Ltd.	1,092	41,589
JFrog Ltd.(a)	5,460	234,452
Kenon Holdings Ltd./Singapore	1,729	61,699
Kornit Digital Ltd.(a)	2,821	61,498
Kvutzat Acro Ltd., NVS	2,184	29,185
Magic Software Enterprises Ltd.	2,184	35,090
Matrix IT Ltd.	2,366	69,699
Mega Or Holdings Ltd.	1,456	55,047
Melisron Ltd.	651	60,858
Menora Mivtachim Holdings Ltd.	1,282	74,867
Migdal Insurance & Financial Holdings Ltd.	24,865	54,467
Mivne Real Estate KD Ltd.	5,888	18,000
Nayax Ltd.(a)	1,001	45,586
Next Vision Stabilized Systems Ltd., NVS	3,549	98,321
Nova Ltd.(a)	1,653	347,701
Oddity Tech Ltd., Class A, NVS(a)	2,002	149,009
Oil Refineries Ltd.	181,181	46,665
One Software Technologies Ltd.	3,185	70,860
OPC Energy Ltd.(a)	7,371	82,397
OY Nofar Energy Ltd.(a)	1,547	39,998
Pagaya Technologies Ltd., Class A(a)	3,094	50,865
Partner Communications Co. Ltd.	8,190	56,503
Paz Retail & Energy Ltd.	546	86,212
Phoenix Financial Ltd.	9,812	236,556
Radware Ltd.(a)	2,366	55,175
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	728	60,986
Reit 1 Ltd.	11,284	64,872
Retailors Ltd.	1,456	25,617
Riskified Ltd., Class A(a)	7,098	35,561
Sapiens International Corp. NV	2,002	56,619
Sella Capital Real Estate Ltd.	16,380	44,008
Shapir Engineering and Industry Ltd.	9,282	71,671
Shikun & Binui Ltd.(a)	19,019	65,560
Shufersal Ltd.	11,557	115,908
SimilarWeb Ltd.(a)	3,276	24,308
Strauss Group Ltd.	3,003	73,351
Summit Real Estate Holdings Ltd.	2,366	36,059
Taboola.com Ltd.(a)	11,557	42,761
Tel Aviv Stock Exchange Ltd.	5,278	86,982
Tower Semiconductor Ltd.(a)	6,461	266,091
YH Dimri Construction & Development Ltd.	728	64,870
ZIM Integrated Shipping Services Ltd.	7,007	122,272
		6,393,135
Italy — 1.2%
A2A SpA	90,545	235,099
ACEA SpA	2,730	65,788
Amplifon SpA	7,030	161,597
Azimut Holding SpA	6,734	196,731
Banca Generali SpA	3,367	196,489
Banca IFIS SpA	2,366	62,269
Banca Monte dei Paschi di Siena SpA	46,989	388,354
Banca Popolare di Sondrio SpA	21,021	283,701
Banco di Desio e della Brianza SpA	2,639	23,551
BFF Bank SpA(b)	10,374	107,085
Brembo NV	8,645	79,119
Brunello Cucinelli SpA	2,002	246,729

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Buzzi SpA	5,005	$257,494
Carel Industries SpA(b)	2,912	68,440
Cementir Holding NV	3,458	54,778
Credito Emiliano SpA	6,461	88,789
De' Longhi SpA	4,459	145,782
El.En. SpA	3,549	43,263
Enav SpA(b)	15,652	74,927
ERG SpA	3,003	63,506
Ferretti SpA, NVS	22,869	74,337
Fila SpA	2,639	28,752
Fincantieri SpA(a)	5,705	101,966
GVS SpA(a)(b)	6,188	29,973
Hera SpA	47,411	235,623
Intercos SpA, NVS	3,549	57,544
Interpump Group SpA	4,459	173,919
Iren SpA	37,583	117,020
Italgas SpA	28,119	231,336
Iveco Group NV	10,192	202,952
Juventus Football Club SpA, NVS(a)	6,643	23,738
Lottomatica Group SpA	11,856	311,778
Maire SpA	8,554	109,254
MARR SpA	2,730	29,633
MFE-MediaForEurope NV, Class A	9,646	35,471
OVS SpA(b)	11,921	51,134
Piaggio & C SpA	13,195	27,246
Pirelli & C SpA(b)	6,075	43,506
RAI Way SpA(b)	5,460	36,577
Reply SpA	1,365	230,239
Saipem SpA	74,984	185,958
Salvatore Ferragamo SpA	4,095	26,618
Sanlorenzo SpA/Ameglia	1,183	40,947
Sesa SpA	546	50,719
SOL SpA	2,366	123,041
Tamburi Investment Partners SpA	6,643	60,731
Technogym SpA(b)	7,007	94,936
Technoprobe SpA(a)	9,464	73,875
Webuild SpA	29,393	119,920
		5,772,234
Japan — 12.6%
77 Bank Ltd. (The)	5,100	172,194
ABC-Mart Inc.	9,100	177,477
Activia Properties Inc.	120	95,823
ADEKA Corp.	9,100	167,827
Advance Residence Investment Corp.	182	186,996
AEON Financial Service Co. Ltd.	9,100	82,726
Aeon Mall Co. Ltd.	9,100	181,179
AEON REIT Investment Corp.	184	159,854
Aiful Corp.	27,300	75,360
Air Water Inc.	12,200	170,258
Alfresa Holdings Corp.	11,400	153,491
Alps Alpine Co. Ltd.	9,100	87,141
Amada Co. Ltd.	19,500	199,253
Anritsu Corp.	9,100	103,397
Aozora Bank Ltd.	9,100	132,534
Appier Group Inc.	9,100	97,578
ARE Holdings Inc.	9,100	113,336
Asahi Intecc Co. Ltd.	10,300	159,720
Atom Corp.(a)	18,200	82,121
Autobacs Seven Co. Ltd.	13,900	139,563
Axial Retailing Inc.	15,300	121,221
Azbil Corp.	27,300	239,825
AZ-COM MARUWA Holdings Inc.	9,100	67,031
Security	Shares	Value
Japan (continued)
BayCurrent Inc.	8,000	$425,174
Bic Camera Inc.	9,100	94,656
BIPROGY Inc.	4,800	194,414
Brother Industries Ltd.	15,200	259,407
Bunka Shutter Co. Ltd.	9,100	135,156
Calbee Inc.	9,100	179,479
Casio Computer Co. Ltd.	9,100	65,722
Chiyoda Corp.(a)	18,200	41,519
Chugin Financial Group Inc., NVS	11,400	137,772
Chugoku Electric Power Co. Inc. (The)	18,200	89,341
CKD Corp.	5,400	86,141
Coca-Cola Bottlers Japan Holdings Inc.	9,100	150,240
Colowide Co. Ltd.	9,100	114,543
Comforia Residential REIT Inc.	64	125,882
COMSYS Holdings Corp.	9,100	208,647
Cosmos Pharmaceutical Corp.	2,300	141,160
CRE Logistics REIT Inc.	91	93,460
Create Restaurants Holdings Inc.	9,100	88,370
Credit Saison Co. Ltd.	9,100	247,616
CyberAgent Inc.	27,300	276,300
Daicel Corp.	18,200	155,191
Daiichikosho Co. Ltd.	9,100	98,769
Daio Paper Corp.	9,100	52,458
Daishi Hokuetsu Financial Group Inc.	6,000	137,958
Daiwa House REIT Investment Corp.	135	224,716
Daiwa Securities Living Investments Corp.	182	118,904
Daiwabo Holdings Co. Ltd.	9,100	153,305
DCM Holdings Co. Ltd.	12,800	116,726
DeNA Co. Ltd.	4,800	92,566
Denka Co. Ltd.	9,100	129,536
Dexerials Corp.	9,100	132,350
DIC Corp.	5,700	117,427
DMG Mori Co. Ltd.	9,100	194,445
Ebara Corp.	27,300	436,575
EDION Corp.	10,100	133,591
Electric Power Development Co. Ltd.	12,000	201,638
EXEO Group Inc.	12,600	160,588
Financial Products Group Co. Ltd.	6,000	96,391
Food & Life Companies Ltd.	7,100	303,803
Frontier Real Estate Investment Corp.	182	104,185
Fuji Corp./Aichi	11,800	188,885
Fujitec Co. Ltd.	3,600	143,350
Fukuoka Financial Group Inc.	10,700	293,379
Fukuoka REIT Corp.	91	103,759
Furukawa Electric Co. Ltd.	3,900	185,232
Global One Real Estate Investment Corp.	149	128,745
GLP J-REIT	273	240,820
GMO internet group Inc.	9,100	221,172
GMO Payment Gateway Inc.	2,400	146,699
Gree Inc.	9,100	33,026
GS Yuasa Corp.	6,200	112,956
Gunma Bank Ltd. (The)	27,300	226,058
H2O Retailing Corp.	9,100	124,362
Hachijuni Bank Ltd. (The)	23,700	193,138
Hakuhodo DY Holdings Inc.	18,200	142,687
Hamakyorex Co. Ltd.	9,100	81,084
Hamamatsu Photonics KK	18,200	195,277
Hankyu Hanshin REIT Inc.	91	93,535
Haseko Corp.	18,200	265,073
Hazama Ando Corp.	15,700	157,770
Heiwa Real Estate REIT Inc.	91	80,653
Hino Motors Ltd.(a)	18,200	58,816

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hirogin Holdings Inc.	18,200	$157,409
Hirose Electric Co. Ltd.	2,100	246,142
Hitachi Construction Machinery Co. Ltd.	6,700	203,626
Hokkaido Electric Power Co. Inc.	9,100	44,682
Hokuetsu Corp.	9,100	63,648
Hokuhoku Financial Group Inc.	9,100	175,396
Hokuriku Electric Power Co.	9,100	44,128
Hoshino Resorts REIT Inc.	48	79,037
Hosiden Corp.	9,100	137,041
Hulic REIT Inc.	91	95,599
Hyakugo Bank Ltd. (The)	18,200	89,164
Ibiden Co. Ltd.	7,000	284,392
Ichibanya Co. Ltd.	27,700	174,726
Ichigo Inc.	27,300	71,963
Ichigo Office REIT Investment Corp.	91	54,415
IDOM Inc.	9,100	64,507
Iida Group Holdings Co. Ltd.	13,600	190,752
Iino Kaiun Kaisha Ltd.	9,100	62,241
Industrial & Infrastructure Fund Investment Corp.	173	141,653
Infomart Corp.	18,200	52,488
Infroneer Holdings Inc.	15,800	128,852
Internet Initiative Japan Inc.	9,100	175,446
Invincible Investment Corp.	455	193,616
Isetan Mitsukoshi Holdings Ltd.	18,200	275,157
Iwatani Corp.	9,100	93,793
Iyogin Holdings Inc., NVS	18,200	198,257
J Front Retailing Co. Ltd.	18,200	254,893
JAC Recruitment Co. Ltd.	9,100	57,403
Japan Aviation Electronics Industry Ltd.	6,100	105,646
Japan Elevator Service Holdings Co. Ltd.	4,900	122,143
Japan Excellent Inc.	91	82,587
Japan Hotel REIT Investment Corp.	364	188,635
Japan Lifeline Co. Ltd.	9,100	91,499
Japan Logistics Fund Inc.	182	115,652
Japan Material Co. Ltd.	9,100	92,886
Japan Metropolitan Fund Invest	455	311,478
Japan Petroleum Exploration Co. Ltd.	11,000	76,201
Japan Prime Realty Investment Corp.	91	227,047
Japan Pulp & Paper Co. Ltd.	14,100	58,069
Japan Real Estate Investment Corp.	455	369,424
Japan Securities Finance Co. Ltd.	9,100	108,471
Japan Steel Works Ltd. (The)	3,600	169,804
JGC Holdings Corp.	14,800	124,297
Joyful Honda Co. Ltd.	9,100	129,653
JTEKT Corp.	9,100	71,517
JVCKenwood Corp.	9,100	74,399
Kadokawa Corp.	5,100	125,989
Kagome Co. Ltd.	9,100	187,633
Kakaku.com Inc.	9,100	155,202
Kamigumi Co. Ltd.	7,100	196,577
Kanadevia Corp.	9,600	62,643
Kandenko Co. Ltd.	9,100	187,325
Kanematsu Corp.	9,000	170,155
Kansai Paint Co. Ltd.	9,100	129,396
Kawasaki Heavy Industries Ltd.	9,100	638,134
KDX Realty Investment Corp.	273	287,613
Keihan Holdings Co. Ltd.	6,000	130,724
Keikyu Corp.	18,200	187,040
Keio Corp.	6,000	145,624
Keisei Electric Railway Co. Ltd.	27,300	261,024
Keiyo Bank Ltd. (The)	18,200	121,632
Kewpie Corp.	9,100	214,599
Security	Shares	Value
Japan (continued)
Kinden Corp.	9,100	$246,128
Kintetsu Group Holdings Co. Ltd.	9,100	178,989
Kitz Corp.	9,100	73,320
Kiyo Bank Ltd. (The)	9,100	163,496
Kobe Steel Ltd.	27,300	314,551
Koei Tecmo Holdings Co. Ltd.	9,100	150,548
Koito Manufacturing Co. Ltd.	9,100	115,167
Kokusai Electric Corp., NVS	9,100	187,303
Kokuyo Co. Ltd.	9,100	192,491
Konica Minolta Inc.(a)	27,300	83,304
Kotobuki Spirits Co. Ltd.	9,100	146,783
K's Holdings Corp.	9,100	87,544
Kumiai Chemical Industry Co. Ltd.	9,100	51,016
Kuraray Co. Ltd.	18,200	230,438
Kurita Water Industries Ltd.	6,700	249,996
Kusuri no Aoki Holdings Co. Ltd.	5,300	129,783
Kyoto Financial Group Inc.	15,300	254,981
Kyudenko Corp.	3,100	113,909
Kyushu Electric Power Co. Inc.	27,300	234,463
Kyushu Financial Group Inc.	24,400	123,785
Kyushu Railway Co.	9,100	244,312
LaSalle Logiport REIT	97	90,431
Leopalace21 Corp.	18,200	81,840
Lifenet Insurance Co.(a)	10,300	147,501
Lion Corp.	18,200	197,414
Lixil Corp.	18,200	204,854
Mabuchi Motor Co. Ltd.	9,100	136,652
Macnica Holdings Inc.	9,100	120,286
Mani Inc.	9,100	75,929
Marui Group Co. Ltd.	9,100	186,121
Matsui Securities Co. Ltd.	25,600	124,377
Mazda Motor Corp.	36,400	228,327
McDonald's Holdings Co. Japan Ltd.	7,200	305,325
MCJ Co. Ltd.	9,100	83,178
Mebuki Financial Group Inc.	63,700	313,852
Medipal Holdings Corp.	12,800	200,181
MEITEC Group Holdings Inc.	9,100	203,364
Menicon Co. Ltd.	9,100	68,471
Mercari Inc.(a)	9,100	150,400
Mirai Corp.	408	121,250
Mirait One Corp.	9,100	160,620
MISUMI Group Inc.	18,200	240,056
Mitsubishi Estate Logistics REIT Investment Corp.	185	150,141
Mitsubishi Gas Chemical Co. Inc.	9,100	139,740
Mitsubishi Logistics Corp.	18,200	147,044
Mitsubishi Materials Corp.	11,300	175,739
Mitsubishi Motors Corp.	45,500	136,574
Mitsui Chemicals Inc.	9,100	206,721
Mitsui E&S Co. Ltd.	5,800	93,923
Mitsui Fudosan Logistics Park Inc.	182	128,434
Mitsui High-Tec Inc.	9,100	45,556
Miura Co. Ltd.	6,100	128,189
Mizuho Leasing Co. Ltd.	21,200	157,504
Monex Group Inc.	13,500	68,447
Mori Hills REIT Investment Corp.	160	145,058
Mori Trust REIT Inc.	296	136,281
Morinaga & Co. Ltd./Japan	9,300	153,946
Morinaga Milk Industry Co. Ltd.	6,400	146,985
Nabtesco Corp.	9,100	149,994
Nagase & Co. Ltd.	6,500	123,437
Nagoya Railroad Co. Ltd.	9,100	102,797
Nakanishi Inc.	5,100	68,368

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nankai Electric Railway Co. Ltd.	9,100	$137,559
NGK Insulators Ltd.	18,200	226,431
NH Foods Ltd.	6,400	225,032
NHK Spring Co. Ltd.	9,100	100,715
Nichicon Corp.	9,100	74,694
Nichirei Corp.	14,700	189,488
Nifco Inc./Japan	9,100	218,154
Nihon Kohden Corp.	9,100	108,298
Nihon M&A Center Holdings Inc.	18,200	89,415
Nihon Parkerizing Co. Ltd.	23,100	198,331
Nikkon Holdings Co. Ltd.	9,100	202,267
Nikon Corp.	18,200	183,339
Nippon Accommodations Fund Inc.	165	131,682
Nippon Electric Glass Co. Ltd.	6,300	150,663
Nippon Express Holdings Inc.	14,000	259,744
Nippon Gas Co. Ltd.	9,100	162,775
Nippon Kayaku Co. Ltd.	9,100	82,237
Nippon Light Metal Holdings Co. Ltd.	12,400	139,033
Nippon Paper Industries Co. Ltd.	9,100	67,255
Nippon Prologis REIT Inc.	546	291,714
Nippon REIT Investment Corp.	173	104,064
Nippon Shokubai Co. Ltd.	9,100	104,819
Nipro Corp.	9,100	80,076
Nishi-Nippon Financial Holdings Inc.	9,100	135,580
Nishi-Nippon Railroad Co. Ltd.	9,100	138,084
Nissan Chemical Corp.	9,100	273,569
Nissan Shatai Co. Ltd.	9,100	69,794
Nisshin Seifun Group Inc.	18,200	219,470
Nisshinbo Holdings Inc.	9,100	58,361
Nissui Corp.	27,900	163,467
Niterra Co. Ltd.	9,100	292,402
NOF Corp.	11,400	201,628
Nojima Corp.	5,400	103,021
NOK Corp.	9,100	133,761
Nomura Co. Ltd.	9,100	54,915
Nomura Real Estate Holdings Inc.	45,500	266,431
Nomura Real Estate Master Fund Inc.	273	274,129
North Pacific Bank Ltd.	18,200	71,947
NSD Co. Ltd.	9,100	224,755
NSK Ltd.	27,300	122,760
NTN Corp.	36,400	54,505
NTT UD REIT Investment Corp.	146	133,100
Nxera Pharma Co. Ltd.(a)	9,100	57,313
Odakyu Electric Railway Co. Ltd.	18,200	202,335
Oji Holdings Corp.	55,400	262,802
Okamura Corp.	9,100	138,732
Okasan Securities Group Inc.	18,200	87,918
Oki Electric Industry Co. Ltd.	9,100	86,835
Onward Holdings Co. Ltd.	18,200	70,885
Open House Group Co. Ltd.	5,300	228,999
Open Up Group Inc.	9,100	114,740
Orix JREIT Inc.	182	226,218
Osaka Soda Co. Ltd.	9,100	101,493
OSG Corp.	9,100	104,121
Park24 Co. Ltd.	9,100	126,482
Penta-Ocean Construction Co. Ltd.	18,200	110,149
PeptiDream Inc.(a)	9,100	110,553
Persol Holdings Co. Ltd.	109,200	203,923
Pigeon Corp.	9,600	124,105
Pola Orbis Holdings Inc.	9,100	86,593
Prestige International Inc.	11,400	50,378
Rakus Co. Ltd.	9,100	140,472
Security	Shares	Value
Japan (continued)
Rakuten Bank Ltd., NVS(a)	5,600	$292,823
Relo Group Inc.	9,100	108,506
Rengo Co. Ltd.	15,400	79,393
Resonac Holdings Corp.	9,100	199,442
Resorttrust Inc.	18,200	206,056
Rigaku Holdings Corp.	9,100	45,826
Rinnai Corp.	6,600	164,561
Rohm Co. Ltd.	18,200	197,006
Rohto Pharmaceutical Co. Ltd.	10,500	147,967
Rorze Corp.	9,100	103,495
Round One Corp.	9,100	69,916
Ryohin Keikaku Co. Ltd.	15,800	603,081
San-In Godo Bank Ltd. (The)	18,200	158,684
Sankyo Co. Ltd.	10,100	176,154
Sansan Inc.(a)	5,800	80,771
Santen Pharmaceutical Co. Ltd.	21,600	240,283
Sanwa Holdings Corp.	11,000	378,700
Sapporo Holdings Ltd.	4,100	208,931
Sawai Group Holdings Co. Ltd.	9,100	112,854
SBI Sumishin Net Bank Ltd., NVS	3,100	100,429
Sega Sammy Holdings Inc.	9,100	171,643
Seibu Holdings Inc.	12,900	340,997
Seiko Epson Corp.	16,900	218,661
Seino Holdings Co. Ltd.	9,100	136,752
Sekisui House REIT Inc.	273	146,221
Senko Group Holdings Co. Ltd.	9,100	112,994
Senshu Ikeda Holdings Inc.	36,400	137,084
Septeni Holdings Co. Ltd.	18,200	48,340
Seven Bank Ltd.	54,600	105,033
Sharp Corp./Japan(a)	18,200	93,197
SHIFT Inc.(a)	9,100	105,219
Shikoku Electric Power Co. Inc.	9,100	73,736
Shimamura Co. Ltd.	2,500	173,245
Shimizu Corp.	36,400	400,194
Ship Healthcare Holdings Inc.	9,100	117,570
Shizuoka Financial Group Inc., NVS	27,300	319,902
Sinko Industries Ltd.	9,100	76,466
SKY Perfect JSAT Holdings Inc.	10,700	93,152
Skylark Holdings Co. Ltd.	14,900	329,016
SMS Co. Ltd.	9,100	90,783
Socionext Inc.	9,100	133,553
Sohgo Security Services Co. Ltd.	27,300	190,006
Sojitz Corp.	15,300	377,359
SOSiLA Logistics REIT Inc.	91	69,488
Sotetsu Holdings Inc.	9,100	135,777
Square Enix Holdings Co. Ltd.	5,300	332,928
Stanley Electric Co. Ltd.	9,100	175,045
Star Asia Investment Corp.	348	135,985
Sugi Holdings Co. Ltd.	9,100	199,921
SUMCO Corp.	27,300	184,530
Sumitomo Bakelite Co. Ltd.	5,800	157,592
Sumitomo Chemical Co. Ltd.	91,000	218,213
Sumitomo Forestry Co. Ltd.	9,100	264,169
Sumitomo Heavy Industries Ltd.	9,100	190,300
Sumitomo Pharma Co. Ltd.(a)	18,200	95,509
Sumitomo Rubber Industries Ltd.	9,100	113,151
Sundrug Co. Ltd.	6,200	193,068
Suruga Bank Ltd.	9,100	83,973
Systena Corp.	50,200	138,237
Tadano Ltd.	9,100	61,939
Taiheiyo Cement Corp.	9,100	232,783
Taiyo Yuden Co. Ltd.	9,100	151,884

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Takara Holdings Inc.	9,100	$80,618
Takara Leben Real Estate Investment Corp.	91	54,968
Takashimaya Co. Ltd.	18,200	145,065
Takuma Co. Ltd.	9,100	128,144
TechnoPro Holdings Inc.	6,700	181,836
Teijin Ltd.	9,100	73,062
THK Co. Ltd.	6,700	182,683
Toa Corp./Tokyo	9,100	94,240
Toagosei Co. Ltd.	14,800	143,592
Tobu Railway Co. Ltd.	9,700	171,665
Tocalo Co. Ltd.	9,600	118,828
Toda Corp.	9,100	56,390
Toei Animation Co. Ltd.	5,100	110,509
Toho Bank Ltd. (The)	36,400	85,749
Toho Gas Co. Ltd.	5,600	156,526
Tohoku Electric Power Co. Inc.	27,300	189,703
Tokai Carbon Co. Ltd.	9,100	65,196
TOKAI Holdings Corp.	10,300	70,478
Tokai Tokyo Financial Holdings Inc.	52,100	173,036
Tokuyama Corp.	9,100	177,263
Tokyo Century Corp.	9,100	96,260
Tokyo Electric Power Co. Holdings Inc.(a)	91,000	249,701
Tokyo Ohka Kogyo Co. Ltd.	6,200	159,832
Tokyo Steel Manufacturing Co. Ltd.	9,100	97,081
Tokyo Tatemono Co. Ltd.	14,700	260,362
Tokyu Construction Co. Ltd.	24,800	156,965
Tokyu Fudosan Holdings Corp.	36,400	265,210
Tokyu REIT Inc.	91	116,853
TOMONY Holdings Inc.	31,100	116,035
Tomy Co. Ltd.	5,900	125,035
Topcon Corp.	6,200	139,424
Tosoh Corp.	18,200	269,351
TOTO Ltd.	9,100	232,750
Towa Corp.	4,300	45,595
Toyo Seikan Group Holdings Ltd.	9,100	178,467
Toyo Suisan Kaisha Ltd.	5,800	384,799
Toyo Tire Corp.	9,100	188,866
Toyobo Co. Ltd.	9,100	56,774
Toyota Boshoku Corp.	9,100	129,730
TS Tech Co. Ltd.	20,700	231,191
Tsubakimoto Chain Co.	10,500	132,390
Tsuruha Holdings Inc.	2,100	164,812
UBE Corp.	9,100	142,550
U-Next Holdings Co. Ltd.	6,100	91,716
United Super Markets Holdings Inc.	9,100	57,242
United Urban Investment Corp.	182	191,008
Ushio Inc.	9,100	112,499
USS Co. Ltd.	27,300	295,797
Wacom Co. Ltd.	18,200	80,939
Welcia Holdings Co. Ltd.	9,100	161,242
Yamada Holdings Co. Ltd.	45,500	136,673
Yamaguchi Financial Group Inc.	18,200	193,240
Yamaha Corp.	27,300	190,540
Yamato Holdings Co. Ltd.	18,200	252,649
Yamazaki Baking Co. Ltd.	9,100	204,665
Yaskawa Electric Corp.	12,800	301,163
Yokohama Rubber Co. Ltd. (The)	9,100	228,761
Yonex Co. Ltd.	5,100	100,791
Yoshinoya Holdings Co. Ltd.	6,100	135,735
Zeon Corp.	9,100	91,531
		61,228,038
Security	Shares	Value
Jersey — 0.1%
Janus Henderson Group PLC	7,553	$274,401
WNS Holdings Ltd.(a)	2,457	142,481
		416,882
Luxembourg — 0.0%
Orion SA	3,822	41,622
Marshall Island — 0.0%
Dorian LPG Ltd.	3,185	68,191
Genco Shipping & Trading Ltd.	4,105	54,350
International Seaways Inc.	3,003	111,261
		233,802
Netherlands — 0.5%
Aalberts NV	5,733	200,053
Allfunds Group PLC	17,654	110,850
AMG Critical Materials NV	2,366	50,359
Arcadis NV	4,186	216,182
Basic-Fit NV(a)(b)	2,821	74,017
Corbion NV	3,003	64,850
Eurocommercial Properties NV	2,548	79,318
Expro Group Holdings NV(a)	5,915	49,213
Flow Traders Ltd., NVS	2,821	93,908
Fugro NV	6,734	85,433
Just Eat Takeaway.com NV(a)(b)	10,283	227,371
Koninklijke BAM Groep NV	15,561	130,108
Koninklijke Heijmans NV	1,456	92,534
Koninklijke Vopak NV	3,367	154,236
Newamsterdam Pharma Co. NV(a)	2,457	44,496
OCI NV	6,279	54,592
Pharming Group NV(a)	43,316	48,354
Playa Hotels & Resorts NV(a)	4,641	62,468
SBM Offshore NV	7,644	175,386
Signify NV(b)	4,665	114,006
TKH Group NV	2,366	102,108
TomTom NV(a)	5,551	30,405
Van Lanschot Kempen NV	1,638	101,542
Wereldhave NV	3,003	59,259
		2,421,048
New Zealand — 0.2%
Air New Zealand Ltd.	115,115	41,272
EBOS Group Ltd.	9,009	199,452
Fletcher Building Ltd.(a)	62,153	116,702
Goodman Property Trust	62,335	71,144
Kiwi Property Group Ltd.	133,315	71,696
Mercury NZ Ltd.	41,496	146,621
Ryman Healthcare Ltd.(a)	52,871	66,203
Spark New Zealand Ltd.	106,652	141,767
		854,857
Norway — 0.8%
Aker ASA, Class A	1,274	75,059
Aker Solutions ASA	17,108	55,847
Atea ASA	4,550	64,902
Austevoll Seafood ASA	5,460	49,568
AutoStore Holdings Ltd.(a)(b)	69,433	36,432
Bakkafrost P/F	2,912	135,570
BlueNord ASA(a)	1,365	78,764
BW LPG Ltd.(b)	5,551	56,791
Cadeler AS(a)	13,195	66,040
Crayon Group Holding ASA(a)(b)	2,596	36,127
DNO ASA	33,124	39,448
DOF Group ASA	8,554	74,593
Elkem ASA(b)	19,747	38,064

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Elopak ASA	9,464	$41,444
Entra ASA(a)(b)	4,004	46,679
Europris ASA(b)	9,191	71,570
Flex LNG Ltd.	2,275	54,159
Frontline PLC, NVS	8,372	151,724
Golden Ocean Group Ltd.(a)	7,553	58,198
Hoegh Autoliners ASA	7,007	58,322
Kitron ASA	11,557	66,745
Leroy Seafood Group ASA	14,014	61,198
MPC Container Ships ASA	27,937	43,929
Norconsult Norge A/S, NVS	7,371	32,621
Nordic Semiconductor ASA(a)	10,647	130,345
Norwegian Air Shuttle ASA(a)	51,961	72,761
Odfjell Drilling Ltd.	6,552	40,799
Protector Forsikring ASA	3,094	122,527
Scatec ASA(a)(b)	7,371	63,192
SpareBank 1 Nord Norge	7,098	102,438
SpareBank 1 Oestlandet	4,095	73,464
SpareBank 1 SMN	4,011	75,655
SpareBank 1 Sor-Norge ASA	9,506	165,606
Stolt-Nielsen Ltd.	1,638	41,015
Storebrand ASA	24,570	321,897
Subsea 7 SA	13,013	221,588
TGS ASA	11,375	93,585
TOMRA Systems ASA	12,831	191,594
Vend Marketplaces ASA, Class A	4,375	145,897
Vend Marketplaces ASA, Class B	5,824	184,863
Wallenius Wilhelmsen ASA	6,097	47,601
Wilh Wilhelmsen Holding ASA, Class A	1,092	43,755
		3,632,376
Portugal — 0.1%
Altri SGPS SA	5,733	34,599
Banco Comercial Portugues SA, Class R	488,845	381,325
CTT-Correios de Portugal SA	5,278	44,348
Navigator Co. SA (The)	14,651	57,373
NOS SGPS SA	11,921	52,227
REN - Redes Energeticas Nacionais SGPS SA	23,114	77,236
Sonae SGPS SA	49,595	68,701
		715,809
Puerto Rico — 0.0%
EVERTEC Inc.	3,123	113,146
First BanCorp./Puerto Rico	4,023	80,380
OFG Bancorp.	472	19,418
		212,944
Singapore — 0.7%
AIMS APAC REIT	36,400	36,709
Bitdeer Technologies Group, Class A, NVS(a)	6,006	77,237
CapitaLand Ascott Trust	163,800	108,477
CapitaLand China Trust	91,000	48,677
Capitaland India Trust	81,900	62,567
CDL Hospitality Trusts	72,800	42,873
City Developments Ltd.	27,300	102,286
ComfortDelGro Corp. Ltd.	136,500	150,182
Digital Core REIT Management Pte. Ltd.	63,700	31,794
ESR-REIT, NVS	21,280	36,603
Far East Hospitality Trust	72,800	31,044
First Resources Ltd.	27,300	29,966
Frasers Centrepoint Trust	91,000	155,240
Frasers Logistics & Commercial Trust	182,000	112,233
Golden Agri-Resources Ltd.	364,000	70,556
Hafnia Ltd.	17,745	89,643
Security	Shares	Value
Singapore (continued)
Hutchison Port Holdings Trust, Class U	318,500	$50,575
iFAST Corp. Ltd.	9,100	45,594
Keppel DC REIT	91,000	154,368
Keppel Infrastructure Trust	172,900	52,278
Keppel REIT	154,700	101,819
Lendlease Global Commercial REIT	72,800	26,813
Mapletree Industrial Trust	109,200	163,335
Mapletree Logistics Trust	182,000	156,724
Mapletree Pan Asia Commercial Trust	145,600	133,310
NetLink NBN Trust	182,000	122,062
Olam Group Ltd.	63,700	44,335
Parkway Life REIT	27,300	86,106
Raffles Medical Group Ltd.	54,600	41,862
Riverstone Holdings Ltd.	63,700	33,756
SATS Ltd.	54,600	130,522
Seatrium Ltd.	136,500	216,408
Sheng Siong Group Ltd.	45,500	63,862
SIA Engineering Co. Ltd.	27,300	57,100
Singapore Post Ltd.	100,100	43,008
Starhill Global REIT	72,800	28,482
StarHub Ltd.	36,400	32,174
Stoneweg European REIT	27,300	46,951
Suntec REIT	109,200	95,390
UMS Integration Ltd.	54,600	49,417
UOL Group Ltd.	27,300	120,737
Venture Corp. Ltd.	7,600	65,144
Yangzijiang Financial Holding Ltd.	200,200	112,487
		3,460,706
Spain — 0.5%
Acerinox SA	10,829	127,916
Aedas Homes SA(b)	546	16,877
Almirall SA	5,005	63,444
Atresmedia Corp. de Medios de Comunicacion SA	5,280	35,663
Audax Renovables SA	9,191	16,947
CIE Automotive SA	2,457	67,649
Construcciones y Auxiliar de Ferrocarriles SA	1,274	70,474
Distribuidora Internacional de Alimentacion SA(a)	910	26,658
eDreams ODIGEO SA(a)	6,006	52,860
Enagas SA	10,050	161,698
Ence Energia y Celulosa SA	10,374	34,064
Fluidra SA	5,551	136,243
Gestamp Automocion SA(b)	13,559	45,121
Grenergy Renovables SA(a)	910	72,194
Indra Sistemas SA	4,641	191,215
Inmobiliaria Colonial SOCIMI SA	7,470	52,013
Laboratorios Farmaceuticos Rovi SA	1,274	78,760
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	31,854	49,533
Logista Integral SA	3,458	111,666
Melia Hotels International SA	7,280	55,842
Merlin Properties SOCIMI SA	22,841	282,981
Neinor Homes SA(b)	1,365	21,941
Pharma Mar SA	728	70,219
Prosegur Cash SA(b)	17,199	15,760
Prosegur Cia. de Seguridad SA	7,917	24,534
Sacyr SA	11,960	48,406
Solaria Energia y Medio Ambiente SA(a)	5,460	47,149
Talgo SA(a)(b)	4,004	15,032
Tecnicas Reunidas SA(a)	3,367	71,067
Unicaja Banco SA(b)	59,514	130,818
Vidrala SA	1,274	136,363

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Viscofan SA	2,275	$163,794
		2,494,901
Sweden — 2.0%
AAK AB	10,465	292,250
AcadeMedia AB(b)	5,005	42,183
AddLife AB, Class B	6,825	131,277
Addnode Group AB, Class B	7,189	77,046
AFRY AB	5,733	101,470
Alimak Group AB(b)	4,004	58,221
Alleima AB, NVS	10,920	89,514
Ambea AB(b)	4,641	51,824
AQ Group AB	3,458	62,610
Arjo AB, Class B	13,650	43,652
Asmodee Group AB, Class B(a)	7,462	101,370
Atrium Ljungberg AB, Class B	17,745	60,473
Attendo AB(b)	6,461	41,541
Avanza Bank Holding AB	7,280	259,450
Axfood AB	6,279	183,215
Betsson AB, Class B	6,825	132,084
Better Collective A/S(a)	2,821	37,486
Bilia AB, Class A	4,095	53,003
Billerud Aktiebolag	13,013	141,740
BioArctic AB, Class B(a)(b)	2,093	39,716
BioGaia AB, Class B	4,732	48,887
Biotage AB	4,641	68,685
BoneSupport Holding AB(a)(b)	3,003	79,647
Boozt AB(a)(b)	4,186	37,301
Bravida Holding AB(b)	11,830	109,679
Bufab AB	7,735	67,447
Bure Equity AB	3,276	98,645
Camurus AB(a)	2,093	111,741
Castellum AB	22,750	282,557
Catena AB	2,639	129,815
Cibus Nordic Real Estate AB publ	3,640	68,362
Clas Ohlson AB, Class B	2,548	69,993
Cloetta AB, Class B	11,011	39,734
Creades AB, Class A	3,913	32,229
Dios Fastigheter AB	8,281	57,408
Dometic Group AB(b)	17,654	68,345
Electrolux AB, Class B(a)	12,740	83,069
Electrolux Professional AB, Class B	13,741	93,287
Elekta AB, Class B	21,294	112,118
Embracer Group AB(a)	6,916	84,178
Engcon AB	3,003	28,291
Fabege AB	3,747	32,303
Fortnox AB	28,210	254,506
Getinge AB, Class B	13,195	254,696
Granges AB	6,188	78,204
Hemnet Group AB	5,005	158,744
Hexatronic Group AB(a)	13,013	35,482
Hexpol AB	15,288	142,122
HMS Networks AB(a)	1,911	87,479
Hufvudstaden AB, Class A	6,461	82,303
Husqvarna AB, Class B	20,293	102,550
Instalco AB	16,016	40,843
INVISIO AB	2,093	78,297
Inwido AB	3,003	66,044
JM AB	4,095	62,412
Kinnevik AB, Class B	14,105	119,900
Lindab International AB	4,368	97,985
Loomis AB, Class B	4,095	158,416
Medicover AB, Class B	3,822	95,358
Security	Shares	Value
Sweden (continued)
MEKO AB	2,912	$34,809
Millicom International Cellular SA	6,006	225,285
MIPS AB	1,547	66,384
Modern Times Group MTG AB, Class B(a)	4,277	48,171
Munters Group AB(b)	7,462	99,533
Mycronic AB	4,550	179,637
NCAB Group AB(a)	10,283	47,052
NCC AB, Class B	4,823	91,364
New Wave Group AB, Class B	5,096	61,959
Nolato AB, Class B	11,193	69,147
Nordnet AB publ	8,008	216,898
Norion Bank AB(a)	5,278	25,509
NP3 Fastigheter AB	2,184	59,003
Nyfosa AB	9,646	87,704
Pandox AB, Class B	6,188	103,790
Paradox Interactive AB	2,093	41,917
Peab AB, Class B	9,828	84,323
Platzer Fastigheter Holding AB, Class B	4,277	33,687
Polestar Automotive Holding U.K. PLC, Class A(a)	30,849	33,934
Ratos AB, Class B	14,742	59,421
Rusta AB	4,368	33,792
Samhallsbyggnadsbolaget i Norden AB	85,904	50,419
Scandic Hotels Group AB(b)	8,827	70,728
Sdiptech AB, Class B(a)	2,093	48,059
Sectra AB, Class B	7,917	262,481
Sinch AB(a)(b)	39,039	103,528
SkiStar AB	2,457	43,614
SSAB AB, Class A	12,831	77,434
SSAB AB, Class B	36,491	216,765
Storskogen Group AB, Class B	80,444	91,920
Surgical Science Sweden AB(a)	2,639	39,615
Svolder AB, Class B	8,099	49,813
Sweco AB, Class B	11,557	200,804
Synsam AB	7,553	38,743
Thule Group AB(b)	6,279	165,677
Troax Group AB	2,548	42,412
Truecaller AB, Class B	13,923	93,882
VBG Group AB, Class B	1,183	30,914
Vimian Group AB(a)	12,012	57,702
Vitec Software Group AB, Class B	1,911	86,148
Vitrolife AB	4,277	69,241
Wallenstam AB, Class B	20,475	103,187
Wihlborgs Fastigheter AB	16,016	161,024
Xvivo Perfusion AB(a)	1,456	46,540
Yubico AB(a)	2,730	43,978
		9,617,134
Switzerland — 1.7%
Accelleron Industries AG, NVS	5,460	315,303
Adecco Group AG, Registered	9,737	271,963
Allreal Holding AG, Registered	512	117,187
ALSO Holding AG, Registered	364	114,877
ams-OSRAM AG(a)	5,733	55,764
Arbonia AG	3,731	27,064
Aryzta AG(a)	1,280	132,269
Autoneum Holding AG	182	32,112
Bachem Holding AG	2,002	126,076
Basilea Pharmaceutica Ag Allschwil, Registered(a)	637	35,050
Belimo Holding AG, Registered	546	528,312
Bossard Holding AG, Class A, Registered	364	84,701
Bucher Industries AG, Registered	364	175,515
Burckhardt Compression Holding AG	182	134,855
Burkhalter Holding AG	546	84,869

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Bystronic AG, Registered	91	$38,126
Cembra Money Bank AG	1,729	212,611
Clariant AG, Registered	12,467	140,601
Comet Holding AG, Registered	455	122,103
COSMO Pharmaceuticals NV	637	44,128
Daetwyler Holding AG, Bearer	455	65,354
DKSH Holding AG	2,093	163,449
dormakaba Holding AG	182	162,066
Dottikon Es Holding AG(a)	273	92,000
EFG International AG	5,460	97,288
Emmi AG, Registered	91	92,469
Flughafen Zurich AG, Registered	947	262,770
Forbo Holding AG, Registered	91	93,461
Galenica AG(b)	2,912	301,612
Georg Fischer AG	4,550	364,113
Hiag Immobilien Holding AG	273	33,662
Huber + Suhner AG, Registered	819	79,267
Implenia AG, Registered	910	53,565
Inficon Holding AG	910	106,926
Intershop Holding AG	364	61,626
Kardex Holding AG, Registered	364	108,048
Komax Holding AG, Registered(a)	273	37,550
Kuros Biosciences AG(a)	1,547	49,513
Landis+Gyr Group AG	1,456	92,056
LEM Holding SA, Registered	20	18,193
Medacta Group SA(b)	364	59,804
Mobilezone Holding AG, Registered	2,821	40,041
Mobimo Holding AG, Registered	455	176,180
Montana Aerospace AG(a)(b)	2,002	44,662
OC Oerlikon Corp. AG Pfaffikon, Registered	12,285	56,713
PSP Swiss Property AG, Registered	2,639	464,491
R&S Group Holding AG	1,456	42,898
Schweiter Technologies AG, NVS	91	43,644
Sensirion Holding AG(a)(b)	637	55,173
SFS Group AG	1,001	141,959
Siegfried Holding AG	2,261	265,730
SKAN Group AG	728	63,531
Softwareone Holding AG	8,099	74,300
Stadler Rail AG	3,185	81,043
Sulzer AG, Registered	1,092	206,014
Sunrise Communications AG, Class A	3,822	196,777
Swissquote Group Holding SA, Registered	637	381,879
Tecan Group AG, Registered	819	163,313
TX Group AG	182	45,448
u-blox Holding AG(a)	455	50,800
Valiant Holding AG, Registered	1,092	160,475
Vetropack Holding AG, Class A, Registered	1,092	42,962
Vontobel Holding AG, Registered	1,729	130,000
Ypsomed Holding AG, Registered	273	135,044
Zehnder Group AG, Registered	637	49,272
		8,300,627
United Kingdom — 5.3%
4imprint Group PLC	1,638	78,710
AB Dynamics PLC	1,092	25,527
Aberdeen Group PLC	109,837	257,055
Advanced Medical Solutions Group PLC	13,468	35,930
AG Barr PLC	6,461	60,407
Airtel Africa PLC(b)	53,144	126,416
AJ Bell PLC	19,110	126,426
Alfa Financial Software Holdings PLC(b)	18,579	59,827
Alphawave IP Group PLC(a)	26,663	51,602
AO World PLC(a)	25,116	34,246
Security	Shares	Value
United Kingdom (continued)
Ashmore Group PLC	26,754	$55,729
Ashtead Technology Holdings PLC	5,278	30,233
Assura PLC	178,542	118,840
Atalaya Mining PLC	8,008	47,138
Auction Technology Group PLC(a)	6,916	42,398
B&M European Value Retail SA	58,058	267,875
Babcock International Group PLC	15,288	193,484
Balfour Beatty PLC	29,848	201,053
Baltic Classifieds Group PLC	26,572	129,443
Beazley PLC	36,946	470,807
Bellway PLC	6,825	249,407
Berkeley Group Holdings PLC	5,824	330,340
Big Yellow Group PLC	11,193	150,515
Bodycote PLC	10,556	80,500
Breedon Group PLC	15,925	97,885
Bridgepoint Group PLC(b)	14,287	55,785
British Land Co. PLC (The)	57,785	304,434
Burberry Group PLC	20,748	290,253
Burford Capital Ltd.	14,595	187,650
Bytes Technology Group PLC	13,195	93,892
C&C Group PLC	24,752	53,760
Capri Holdings Ltd.(a)	7,189	130,265
Carnival PLC(a)	8,463	176,184
Chemring Group PLC	15,834	102,982
Clarkson PLC	1,820	81,784
Coats Group PLC	92,365	98,204
Computacenter PLC	4,186	146,867
Conduit Holdings Ltd.	8,920	45,242
ConvaTec Group PLC(b)	94,822	370,842
Craneware PLC	1,729	46,839
Cranswick PLC	3,094	221,886
Crest Nicholson Holdings PLC	17,199	42,379
Currys PLC(a)	59,059	96,912
CVS Group PLC	4,186	70,127
Deliveroo PLC(a)(b)	58,422	138,309
Derwent London PLC	6,006	159,659
Diploma PLC	7,735	489,026
Direct Line Insurance Group PLC	75,803	304,856
DiscoverIE Group PLC	6,279	53,721
Diversified Energy Co. PLC	3,640	51,345
Domino's Pizza Group PLC	20,566	72,267
Dowlais Group PLC	77,987	69,865
Dr. Martens PLC	44,681	35,880
Drax Group PLC	21,294	190,295
Dunelm Group PLC	7,644	122,676
easyJet PLC	17,563	136,655
Elementis PLC	34,216	65,782
Empiric Student Property PLC	46,228	60,043
Endeavour Mining PLC	11,284	343,473
Energean PLC	9,009	111,490
Fevertree Drinks PLC	6,097	72,518
Firstgroup PLC	31,759	81,730
Frasers Group PLC(a)	6,552	64,861
Future PLC	6,097	55,128
Games Workshop Group PLC	1,911	394,840
Gamma Communications PLC	5,278	84,340
Gates Industrial Corp. PLC(a)	15,475	327,296
GB Group PLC	14,651	54,239
Genuit Group PLC	14,378	78,060
Genus PLC	3,549	96,511
GlobalData PLC, NVS	18,564	44,754
Grafton Group PLC	10,283	140,229

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Grainger PLC	40,768	$122,305
Great Portland Estates PLC	19,929	90,892
Greatland Gold PLC(a)	491,673	94,069
Greencore Group PLC	22,477	67,686
Greggs PLC	6,279	174,737
Hammerson PLC, NVS	27,027	103,220
Harbour Energy PLC	33,306	79,908
Hays PLC	92,092	89,402
Helios Towers PLC(a)	42,588	68,897
Hill & Smith PLC	4,641	115,632
Hilton Food Group PLC	3,822	44,750
Hiscox Ltd.	19,656	334,773
Hochschild Mining PLC	20,574	76,480
Hollywood Bowl Group PLC	10,010	35,740
Howden Joinery Group PLC	31,759	368,545
Hunting PLC	10,192	35,339
Ibstock PLC(b)	26,845	70,820
IG Group Holdings PLC	21,021	317,980
IMI PLC	12,192	327,069
Inchcape PLC	20,475	188,127
Indivior PLC, NVS(a)	5,824	74,338
IntegraFin Holdings PLC	24,577	105,310
Intermediate Capital Group PLC	16,835	455,726
International Workplace Group PLC(a)	43,953	114,218
Investec PLC	36,582	261,230
IP Group PLC(a)	73,619	44,289
ITV PLC	195,923	206,402
J D Wetherspoon PLC	5,733	56,634
JET2 PLC	5,878	147,248
John Wood Group PLC(a)	25,696	6,384
Johnson Matthey PLC	6,083	141,120
Johnson Service Group PLC	26,481	53,019
JTC PLC(b)	9,282	104,507
Judges Scientific PLC	364	39,725
Jupiter Fund Management PLC	42,133	51,659
Just Group PLC	60,060	121,243
Kainos Group PLC	5,733	56,524
Keller Group PLC	4,004	82,866
Kier Group PLC	30,576	69,687
Kiniksa Pharmaceuticals International PLC(a)	2,639	72,203
Lancashire Holdings Ltd.	14,105	114,976
Lion Finance Group PLC	2,366	212,988
LivaNova PLC(a)	3,367	145,623
LondonMetric Property PLC	76,098	206,612
Man Group PLC/Jersey	68,796	162,577
Marshalls PLC	15,834	59,628
Me Group International PLC	14,924	43,051
Metro Bank Holdings PLC(a)	36,400	56,891
Mitchells & Butlers PLC(a)	17,108	65,908
Mitie Group PLC	69,342	146,168
Mobico Group PLC(a)	19,383	7,827
Molten Ventures PLC(a)	12,012	48,456
MONY Group PLC	29,484	82,947
Moonpig Group PLC	18,837	63,273
Morgan Advanced Materials PLC	18,655	53,286
Morgan Sindall Group PLC	2,639	137,817
NCC Group PLC	19,292	40,816
Ninety One PLC	24,388	52,838
Noble Corp. PLC	7,462	184,834
Ocado Group PLC(a)	31,304	111,118
OSB Group PLC	21,338	140,775
Oxford Instruments PLC	3,367	81,361
Security	Shares	Value
United Kingdom (continued)
Oxford Nanopore Technologies PLC(a)	37,674	$62,780
Pagegroup PLC	18,018	65,689
Pan African Resources PLC	117,390	73,310
Paragon Banking Group PLC	15,679	191,018
Penno Group PLC	29,393	202,439
Persimmon PLC	18,473	332,069
Pets at Home Group PLC	25,207	90,539
Playtech PLC	15,470	66,178
Plus500 Ltd.	4,586	210,556
Polar Capital Holdings PLC	6,643	37,850
Premier Foods PLC	34,853	97,675
Primary Health Properties PLC	6,603	8,950
PRS REIT PLC (The)	30,212	47,278
QinetiQ Group PLC	30,394	204,461
Quilter PLC(b)	81,172	161,535
Raspberry PI Holdings PLC(a)	5,915	41,758
Rathbones Group PLC	2,730	60,688
Renew Holdings PLC	5,187	57,505
Renewi PLC	4,823	56,340
Renishaw PLC	2,275	78,776
RHI Magnesita NV	1,183	44,333
Rightmove PLC	45,318	456,640
Rotork PLC	48,958	207,645
RS Group PLC	27,391	210,449
RWS Holdings PLC	20,293	21,819
Safestore Holdings PLC	12,649	112,066
Savills PLC	7,917	103,992
Senior PLC	26,299	60,096
Serco Group PLC	62,153	156,418
Serica Energy PLC	20,384	42,140
Shaftesbury Capital PLC	91,000	180,662
SigmaRoc PLC(a)	58,058	84,285
Sirius Real Estate Ltd.	87,360	112,482
Softcat PLC	7,189	173,903
Spectris PLC	5,733	155,033
Spire Healthcare Group PLC(b)	16,835	43,925
Spirent Communications PLC(a)	33,488	85,096
SSP Group PLC	46,319	101,802
St. James's Place PLC	31,486	473,162
SThree PLC	10,556	33,518
Supermarket Income REIT PLC	72,072	79,724
Target Healthcare REIT PLC	35,854	48,099
Tate & Lyle PLC	22,113	165,020
Taylor Wimpey PLC	204,750	330,076
TBC Bank Group PLC	2,821	169,709
Telecom Plus PLC	3,913	106,234
TP ICAP Group PLC	44,772	158,248
Trainline PLC(a)(b)	26,026	94,869
Travis Perkins PLC	12,376	106,186
Tritax Big Box REIT PLC	87,994	174,353
Tronox Holdings PLC, Class A	7,735	43,935
Trustpilot Group PLC(a)(b)	20,293	62,939
TUI AG(a)	26,390	220,676
UNITE Group PLC (The)	17,778	206,635
Urban Logistics REIT PLC	26,936	57,995
Vesuvius PLC	11,830	57,413
Victrex PLC	5,005	53,004
Vistry Group PLC(a)	19,201	162,895
Volex PLC	7,644	29,740
Volution Group PLC	11,466	94,083
Watches of Switzerland Group PLC(a)(b)	13,195	76,302
Weir Group PLC (The)	15,015	491,498

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
WH Smith PLC	7,553	$106,571
Workspace Group PLC	9,191	51,639
XPS Pensions Group PLC	10,829	57,924
Yellow Cake PLC(a)(b)	12,558	81,647
YouGov PLC	8,554	38,116
Zigup PLC	10,556	49,477
		25,510,268
United States — 58.9%
10X Genomics Inc., Class A(a)	6,006	57,237
1st Source Corp.	1,820	110,219
89bio Inc.(a)	7,189	70,740
A O Smith Corp.	6,643	427,211
A10 Networks Inc.	4,562	78,740
AAON Inc.	4,004	385,545
AAR Corp.(a)	2,275	139,708
Abercrombie & Fitch Co., Class A(a)	3,003	235,705
ABM Industries Inc.	3,640	191,646
Academy Sports & Outdoors Inc.	4,095	167,526
Acadia Healthcare Co. Inc.(a)	5,551	125,675
Acadia Pharmaceuticals Inc.(a)	6,279	135,438
Acadia Realty Trust	8,645	166,503
Acadian Asset Management Inc.	2,912	87,680
Accel Entertainment Inc.(a)	4,277	47,988
ACI Worldwide Inc.(a)	6,097	282,047
ACM Research Inc., Class A(a)	3,003	67,718
Acuity Inc.	1,820	473,000
Acushnet Holdings Corp.	1,911	130,407
ACV Auctions Inc., Class A(a)	9,373	153,530
AdaptHealth Corp.(a)	6,097	54,751
Adaptive Biotechnologies Corp.(a)	7,280	69,306
Addus HomeCare Corp.(a)	1,274	141,299
Adeia Inc.	6,279	80,622
ADMA Biologics Inc.(a)	13,965	277,066
ADT Inc.	20,384	169,595
Adtalem Global Education Inc.(a)	2,275	300,368
ADTRAN Holdings Inc. (a)	5,369	43,113
Advance Auto Parts Inc.	3,640	174,465
Advanced Drainage Systems Inc.	4,277	470,299
Advanced Energy Industries Inc.	2,275	261,124
AdvanSix Inc.	1,820	42,788
AeroVironment Inc.(a)	1,638	291,613
AES Corp. (The)	41,132	415,022
Affiliated Managers Group Inc.	1,820	320,320
Affirm Holdings Inc.(a)	14,196	736,772
AGCO Corp.	3,731	365,563
agilon health Inc.(a)	18,018	40,000
Agilysys Inc.(a)	1,547	163,843
Agios Pharmaceuticals Inc.(a)	3,003	96,366
AGNC Investment Corp.	51,233	458,023
Agree Realty Corp.	6,006	452,252
Air Lease Corp., Class A	6,279	361,733
Akero Therapeutics Inc.(a)	2,821	140,063
Alamo Group Inc.	637	126,151
Alarm.com Holdings Inc.(a)	2,662	152,799
Alaska Air Group Inc.(a)	1,911	97,327
Albany International Corp., Class A	2,002	132,272
Albemarle Corp.	6,642	370,358
Alcoa Corp.	14,924	399,515
Alexander's Inc.	182	40,985
Alight Inc., Class A	26,754	146,077
Alignment Healthcare Inc.(a)	6,734	103,502
Alkami Technology Inc.(a)	3,822	109,462
Security	Shares	Value
United States (continued)
Alkermes PLC(a)	8,918	$272,980
Allegiant Travel Co.	364	20,231
Allegro MicroSystems Inc.(a)	7,462	189,162
ALLETE Inc.	2,771	180,226
Allison Transmission Holdings Inc.	5,005	518,118
Ally Financial Inc.	15,606	546,210
Alpha & Omega Semiconductor Ltd.(a)	1,911	40,551
Alpha Metallurgical Resources Inc.(a)	819	91,761
Alphatec Holdings Inc.(a)	6,188	76,917
Altice USA Inc., Class A(a)	15,197	35,105
Amalgamated Financial Corp.	2,457	74,251
A-Mark Precious Metals Inc.	1,365	26,931
Ambarella Inc.(a)	2,730	143,707
AMC Entertainment Holdings Inc., Class A(a)	22,022	78,398
Amedisys Inc.(a)	1,911	179,768
Amentum Holdings Inc., NVS(a)	7,829	161,747
Amerant Bancorp Inc.	3,822	67,000
Ameresco Inc., Class A(a)	2,912	40,127
American Airlines Group Inc.(a)	9,464	107,984
American Assets Trust Inc.	2,821	56,251
American Eagle Outfitters Inc.	11,557	126,665
American Healthcare REIT Inc.	8,827	308,415
American States Water Co.	1,951	153,875
American Superconductor Corp.(a)	2,457	69,435
American Woodmark Corp.(a)	910	51,297
Americold Realty Trust Inc.	15,925	263,877
Ameris Bancorp.	3,704	227,685
AMERISAFE Inc.	2,002	95,035
Amicus Therapeutics Inc.(a)	12,922	78,437
Amkor Technology Inc.	7,644	137,745
AMN Healthcare Services Inc.(a)	2,275	48,025
Amneal Pharmaceuticals Inc.(a)	10,556	77,270
Amphastar Pharmaceuticals Inc.(a)	2,639	67,849
Amplitude Inc., Class A(a)	4,914	60,884
AnaptysBio Inc.(a)	1,274	28,321
Anavex Life Sciences Corp.(a)	5,551	41,799
Andersons Inc. (The)	2,275	80,785
ANI Pharmaceuticals Inc.(a)	1,274	74,809
Anterix Inc.(a)	819	21,777
Antero Midstream Corp.	21,301	400,033
Antero Resources Corp.(a)	17,108	640,695
APA Corp.	21,385	363,759
Apellis Pharmaceuticals Inc.(a)	4,004	67,788
API Group Corp.(a)	12,012	560,600
Apogee Enterprises Inc.	1,547	59,792
Apogee Therapeutics Inc., NVS(a)	1,547	56,682
Apollo Commercial Real Estate Finance Inc.	8,372	82,297
Appfolio Inc., Class A(a)	1,274	269,031
Appian Corp.(a)	2,002	63,063
Apple Hospitality REIT Inc.	13,195	152,930
Applied Digital Corp., NVS(a)	10,374	70,854
Applied Industrial Technologies Inc.	2,269	513,974
Applied Optoelectronics Inc.(a)	3,094	47,709
AptarGroup Inc.	3,490	552,816
Aramark	14,560	589,680
Arbor Realty Trust Inc.	537	5,144
ArcBest Corp.	1,365	85,572
Arcellx Inc.(a)	2,002	124,244
Archer Aviation Inc., Class A(a)	23,478	236,893
Archrock Inc.	9,373	233,388
Arcosa Inc.	2,912	251,218
Arcturus Therapeutics Holdings Inc.(a)	394	4,937

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Arcus Biosciences Inc.(a)	4,823	$43,069
Arcutis Biotherapeutics Inc.(a)	6,097	79,505
Ardelyx Inc.(a)	13,832	50,763
Argan Inc.	819	172,236
Arhaus Inc.(a)	3,731	33,504
Aris Water Solution Inc., Class A	1,638	36,102
Arlo Technologies Inc.(a)	6,461	92,522
Armada Hoffler Properties Inc.	5,369	37,368
ARMOUR Residential REIT Inc.	3,640	59,004
Armstrong World Industries Inc.	2,607	405,727
Array Technologies Inc.(a)	9,919	65,465
ArriVent Biopharma Inc.(a)	1,183	25,139
Arrow Electronics Inc.(a)	3,094	366,268
Arrowhead Pharmaceuticals Inc.(a)	6,461	103,828
ARS Pharmaceuticals Inc.(a)	2,730	39,394
Artisan Partners Asset Management Inc., Class A	3,952	159,266
Artivion Inc.(a)	2,184	64,603
Arvinas Inc.(a)	3,822	27,518
Asana Inc., Class A(a)	5,096	91,269
Asbury Automotive Group Inc.(a)	1,092	248,878
ASGN Inc.(a)	2,639	139,366
Ashland Inc.	2,730	135,162
Aspen Aerogels Inc.(a)	5,096	29,353
Associated Banc-Corp.	8,458	195,972
Assurant Inc.	2,872	582,959
Assured Guaranty Ltd.	2,823	238,685
AST SpaceMobile Inc.(a)	9,191	212,036
Astec Industries Inc.	1,456	57,206
Astera Labs Inc.(a)	7,324	664,433
Astrana Health Inc.(a)	2,639	65,421
Astronics Corp.(a)	1,820	56,820
ATI Inc.(a)	8,426	671,047
Atkore Inc.	2,184	142,178
Atlanta Braves Holdings Inc.(a)	374	16,250
Atlanta Braves Holdings Inc., NVS(a)	2,470	100,307
Atlantic Union Bankshares Corp.	7,011	210,470
Atlanticus Holdings Corp.(a)	546	26,781
Atlas Energy Solutions Inc.	3,367	40,909
Atmus Filtration Technologies Inc.	4,823	173,724
AtriCure Inc.(a)	2,821	97,522
Aurora Innovation Inc., Class A(a)	55,692	337,494
Autoliv Inc.	3,838	394,623
AutoNation Inc.(a)	1,547	284,416
Avadel Pharmaceuticals PLC(a)	6,097	55,544
Avanos Medical Inc.(a)	3,094	38,892
Aveanna Healthcare Holdings Inc.(a)	3,822	20,371
AvePoint Inc.(a)	6,006	112,012
Avidity Biosciences Inc.(a)	5,096	157,874
AvidXchange Holdings Inc.(a)	10,465	102,452
Avient Corp.	5,278	190,694
Avis Budget Group Inc.(a)	1,092	132,995
Avista Corp.	4,641	178,725
Avnet Inc.	5,187	259,402
Axalta Coating Systems Ltd.(a)	10,899	335,689
Axcelis Technologies Inc.(a)	1,911	107,666
Axis Capital Holdings Ltd.	4,641	481,736
Axogen Inc.(a)	2,821	30,721
Axos Financial Inc.(a)	3,062	212,931
Axsome Therapeutics Inc.(a)	1,911	200,961
AZEK Co. Inc. (The), Class A(a)	8,463	419,003
Azenta Inc.(a)	2,457	65,651
AZZ Inc.	1,911	173,309
Security	Shares	Value
United States (continued)
B&G Foods Inc.	6,370	$26,818
Badger Meter Inc.	1,729	429,172
Balchem Corp.	1,911	318,564
Baldwin Insurance Group Inc. (The), Class A(a)	4,914	189,336
Banc of California Inc.	8,292	113,766
BancFirst Corp.	1,638	202,629
Bank First Corp.	910	105,833
Bank of Hawaii Corp.	960	63,850
Bank OZK	6,188	274,314
BankUnited Inc.	2,275	77,304
Banner Corp.	1,735	106,963
Bar Harbor Bankshares	2,275	66,157
Barrett Business Services Inc.	1,456	60,169
Bath & Body Works Inc.	12,103	340,336
Beam Therapeutics Inc.(a)	5,187	82,110
Beazer Homes USA Inc.(a)	2,002	41,081
Bel Fuse Inc., Class B, NVS	728	53,726
Belden Inc.	2,457	260,933
BellRing Brands Inc.(a)	7,462	469,733
Benchmark Electronics Inc.	2,548	93,053
BigBear.ai Holdings Inc.(a)	14,833	61,705
BILL Holdings Inc.(a)	5,642	246,443
BioCryst Pharmaceuticals Inc.(a)	11,375	122,281
Biohaven Ltd., NVS(a)	5,460	80,863
BioLife Solutions Inc.(a)	2,275	49,777
Bio-Rad Laboratories Inc., Class A(a)	1,101	249,850
Bio-Techne Corp.	8,925	431,970
Bioventus Inc., Class A(a)	2,730	17,690
BJ's Restaurants Inc.(a)	1,456	64,952
BJ's Wholesale Club Holdings Inc.(a)	7,644	865,377
BKV Corp.(a)	1,547	33,260
Black Hills Corp.	3,293	192,542
Blackbaud Inc.(a)	2,548	158,562
BlackLine Inc.(a)	3,367	188,316
Blackstone Mortgage Trust Inc., Class A	9,464	178,775
Blend Labs Inc., Class A(a)	14,378	52,623
Bloom Energy Corp., Class A(a)	12,285	226,904
Bloomin' Brands Inc.	5,733	43,743
Blue Bird Corp.(a)	2,184	84,521
Blue Owl Capital Inc., Class A	31,577	589,858
BlueLinx Holdings Inc.(a)	637	42,628
Blueprint Medicines Corp.(a)	3,731	378,137
Boise Cascade Co.	2,275	197,652
BOK Financial Corp.	873	82,429
Boot Barn Holdings Inc.(a)	1,820	291,764
BorgWarner Inc.	11,198	370,542
Boston Beer Co. Inc. (The), Class A, NVS(a)	546	125,498
Boston Omaha Corp., Class A(a)	2,275	33,442
Bowhead Specialty Holdings Inc.(a)	1,729	64,492
Box Inc., Class A(a)	8,281	313,187
Boyd Gaming Corp.	2,929	219,587
Brady Corp., Class A, NVS	2,639	184,123
Brandywine Realty Trust	12,376	52,350
Braze Inc., Class A(a)	4,459	164,091
Bridgebio Pharma Inc.(a)	7,280	249,340
Bright Horizons Family Solutions Inc.(a)	3,094	399,745
Brighthouse Financial Inc.(a)	3,302	197,493
BrightSpire Capital Inc.	8,918	45,125
BrightSpring Health Services Inc.(a)	4,732	112,669
BrightView Holdings Inc.(a)	4,277	66,636
Brinker International Inc.(a)	2,639	455,571
Brink's Co. (The)	2,639	216,556

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Brixmor Property Group Inc.	17,472	$443,964
Broadstone Net Lease Inc.	10,920	173,737
Brookdale Senior Living Inc.(a)	14,287	93,008
Bruker Corp.	6,097	223,760
Brunswick Corp.	2,332	118,046
Buckle Inc. (The)	1,820	77,550
Bumble Inc., Class A(a)	5,915	33,242
Burke & Herbert Financial Services Corp.	1,456	82,876
Business First Bancshares Inc.	3,276	77,936
Butterfly Network Inc.(a)	10,920	26,208
BWX Technologies Inc.	5,278	662,917
Byline Bancorp Inc.	3,003	77,688
C3.ai Inc., Class A(a)	7,098	188,736
Cable One Inc.	273	39,948
Cabot Corp.	3,185	237,888
CACI International Inc., Class A(a)	1,274	545,272
Cactus Inc., Class A	3,913	160,433
Cadre Holdings Inc.	1,911	62,623
Caesars Entertainment Inc.(a)	12,285	330,221
Calavo Growers Inc.	1,365	37,606
Caleres Inc.	2,366	31,823
California Resources Corp.	3,731	164,798
California Water Service Group	3,463	163,627
Calix Inc.(a)	3,731	172,521
Cal-Maine Foods Inc.	2,548	244,430
Calumet Inc.(a)	6,006	83,964
Camden National Corp.	1,911	75,179
Camping World Holdings Inc., Class A	3,276	53,268
Cannae Holdings Inc.	2,499	46,606
Cantaloupe Inc.(a)	6,461	54,079
Capital City Bank Group Inc.	2,002	75,555
Capricor Therapeutics Inc.(a)	3,094	30,600
CareDx Inc.(a)	3,094	52,567
CareTrust REIT Inc.	10,829	311,442
Cargurus Inc.(a)	5,096	159,709
CarMax Inc.(a)	8,620	555,645
Carpenter Technology Corp.	2,769	650,715
Cars.com Inc.(a)	4,186	42,906
Carter's Inc.	2,093	65,657
Casella Waste Systems Inc., Class A(a)	3,640	426,644
Casey's General Stores Inc.	2,184	956,068
Cass Information Systems Inc.	760	32,148
Castle Biosciences Inc.(a)	2,093	33,425
Catalyst Pharmaceuticals Inc.(a)	6,734	168,081
Cava Group Inc.(a)	5,005	406,756
Cavco Industries Inc.(a)	455	197,286
CBIZ Inc.(a)	2,639	190,641
CBL & Associates Properties Inc.	1,183	29,823
CCC Intelligent Solutions Holdings Inc.(a)	25,389	222,915
CECO Environmental Corp.(a)	2,002	53,834
Celanese Corp., Class A	6,370	336,527
Celldex Therapeutics Inc.(a)	3,549	70,199
Celsius Holdings Inc.(a)	9,009	341,261
Centerspace	1,001	63,814
Central Garden & Pet Co., Class A, NVS(a)	3,458	110,552
Central Pacific Financial Corp.	776	20,719
Century Aluminum Co.(a)	4,550	70,479
Century Communities Inc.	1,638	84,963
Ceribell Inc.(a)	1,001	16,827
Certara Inc.(a)	7,644	86,836
CEVA Inc.(a)	1,729	32,436
CG oncology, Inc., NVS(a)	2,457	62,948
Security	Shares	Value
United States (continued)
Champion Homes Inc.(a)	3,185	$208,299
ChampionX Corp.	11,193	269,415
ChargePoint Holdings Inc.(a)	7,524	5,234
Charles River Laboratories International Inc.(a)	3,003	407,297
Chart Industries Inc.(a)	2,548	399,679
Cheesecake Factory Inc. (The)	3,185	175,716
Chefs' Warehouse Inc. (The)(a)	2,184	139,296
Chemed Corp.	819	470,794
Chemours Co. (The)	9,464	95,870
Chesapeake Utilities Corp.	1,365	166,789
Chewy Inc., Class A(a)	11,011	498,248
Chimera Investment Corp.	5,278	69,564
Choice Hotels International Inc.	1,100	139,348
Chord Energy Corp.	2,800	252,000
Churchill Downs Inc.	3,822	364,886
Ciena Corp.(a)	8,190	655,691
Cinemark Holdings Inc.	6,825	230,480
Cipher Mining Inc.(a)	16,471	51,390
Cirrus Logic Inc.(a)	3,135	308,359
Civitas Resources Inc.	4,732	129,515
Clarivate PLC(a)	18,564	78,340
Clean Harbors Inc.(a)	2,717	616,188
Cleanspark Inc.(a)	16,926	146,071
Clear Channel Outdoor Holdings Inc.(a)	20,202	21,616
Clear Secure Inc., Class A	5,642	139,639
Clearwater Analytics Holdings Inc.(a)	13,291	307,022
Clearway Energy Inc., Class A	2,184	63,008
Clearway Energy Inc., Class C	5,005	154,004
Cleveland-Cliffs Inc.(a)	25,434	148,280
Clover Health Investments Corp.(a)	22,568	70,864
CNO Financial Group Inc.	5,915	224,533
CNX Resources Corp.(a)	8,645	279,061
Coastal Financial Corp./WA(a)	1,274	111,972
Coca-Cola Consolidated Inc.	3,290	377,198
Coeur Mining Inc.(a)	36,371	293,878
Cogent Biosciences Inc.(a)	5,005	27,227
Cogent Communications Holdings Inc.	2,730	124,788
Cognex Corp.	10,192	305,454
Cohen & Steers Inc.	1,409	108,268
Coherent Corp.(a)	9,100	688,233
Cohu Inc.(a)	3,185	54,368
Collegium Pharmaceutical Inc.(a)	2,548	74,249
Columbia Banking System Inc.	13,923	325,520
Columbia Financial Inc.(a)	4,459	63,808
Columbia Sportswear Co.	1,820	116,080
Comerica Inc.	7,211	411,676
Comfort Systems USA Inc.	2,093	1,000,935
Commerce Bancshares Inc.	6,626	417,504
Commercial Metals Co.	6,552	305,258
CommScope Holding Co. Inc.(a)	12,740	76,950
Community Bank System Inc.	2,983	167,764
Community Healthcare Trust Inc.	2,366	38,660
Community Trust Bancorp. Inc.	1,638	83,620
CommVault Systems Inc.(a)	2,548	466,666
Compass Diversified Holdings	5,642	37,914
Compass Inc., Class A(a)	26,663	157,578
Compass Minerals International Inc.(a)	2,912	55,940
CompoSecure Inc.(a)	2,730	37,428
Comstock Resources Inc.(a)	5,096	118,737
Concentra Group Holdings Parent Inc.	7,189	155,498
Concentrix Corp.	2,457	137,506
Confluent Inc., Class A(a)	14,469	333,221

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CONMED Corp.	1,820	$103,285
ConnectOne Bancorp. Inc.	3,731	85,701
Construction Partners Inc., Class A(a)	2,730	285,804
COPT Defense Properties	6,552	179,852
Corcept Therapeutics Inc.(a)	5,551	430,536
Core & Main Inc., Class A(a)	11,193	613,488
Core Laboratories Inc.	3,094	33,260
Core Natural Resources Inc.	3,185	220,720
Core Scientific Inc.(a)	12,831	136,650
CoreCivic Inc.(a)	7,007	153,874
CorMedix Inc.(a)	4,277	51,923
Corsair Gaming Inc.(a)	3,640	31,996
CorVel Corp.(a)	1,638	182,260
Coty Inc., Class A(a)	27,755	136,832
Couchbase Inc.(a)	3,094	55,909
Coursera Inc.(a)	8,190	72,481
Cousins Properties Inc.	9,737	273,318
Covenant Logistics Group Inc., Class A	1,365	30,985
CRA International Inc.	455	86,473
Cracker Barrel Old Country Store Inc.	1,365	78,406
Crane Co.	2,821	483,519
Crane NXT Co.	3,003	160,991
Crawford & Co., Class A, NVS	968	10,058
Credit Acceptance Corp.(a)	340	162,282
Credo Technology Group Holding Ltd.(a)	8,372	510,357
Crescent Energy Co., Class A	10,283	86,274
Crinetics Pharmaceuticals Inc.(a)	4,823	147,150
CRISPR Therapeutics AG(a)	4,732	171,724
Crocs Inc.(a)	3,458	352,716
Cross Country Healthcare Inc.(a)	2,366	31,184
CSG Systems International Inc.	1,729	114,218
CSW Industrials Inc.	1,001	306,096
CTS Corp.	2,093	85,164
CubeSmart	10,955	468,436
Cullen/Frost Bankers Inc.	3,273	415,606
Curbline Properties Corp.	7,098	161,054
Curtiss-Wright Corp.	2,184	961,200
Custom Truck One Source Inc.(a)	6,552	28,174
CVB Financial Corp.	8,112	152,100
CVR Energy Inc.	2,457	57,469
Cytek Biosciences Inc.(a)	9,373	25,963
Cytokinetics Inc.(a)	6,461	200,420
Daily Journal Corp.(a)	91	38,350
Daktronics Inc.(a)	3,003	44,565
Dana Inc.	7,553	125,606
Darling Ingredients Inc.(a)	9,191	286,392
Dave & Buster's Entertainment Inc.(a)	2,366	51,957
Dave Inc.(a)	490	98,402
Day One Biopharmaceuticals Inc.(a)	4,004	25,546
Dayforce Inc.(a)	8,935	527,880
Delek U.S. Holdings Inc.	5,187	99,850
Deluxe Corp.	3,094	44,151
Denali Therapeutics Inc.(a)	7,462	98,797
Dentsply Sirona Inc.	11,466	183,227
Diebold Nixdorf Inc.(a)	1,001	48,218
Digi International Inc.(a)	2,184	70,783
DigitalBridge Group Inc.	10,829	119,769
DigitalOcean Holdings Inc.(a)	4,095	115,888
Dillard's Inc., Class A	211	83,560
Diodes Inc.(a)	3,185	141,414
Disc Medicine Inc.(a)	1,092	50,975
Distribution Solutions Group Inc.(a)	728	19,838
Security	Shares	Value
United States (continued)
Diversified Healthcare Trust	14,378	$45,003
DNOW Inc.(a)	6,279	90,543
Dolby Laboratories Inc., Class A	3,549	263,549
Donaldson Co. Inc.	4,011	278,965
Donegal Group Inc., Class A	2,821	56,984
Donnelley Financial Solutions Inc.(a)	1,454	79,214
Dorman Products Inc.(a)	1,547	200,043
DoubleVerify Holdings Inc.(a)	8,827	121,283
Douglas Dynamics Inc.	1,638	45,029
Douglas Emmett Inc.	440	6,261
Doximity Inc., Class A(a)	6,370	331,813
Dream Finders Homes Inc., Class A(a)	2,002	41,762
Driven Brands Holdings Inc.(a)	4,186	74,595
Dropbox Inc., Class A(a)	13,195	380,808
DT Midstream Inc.(a)	5,915	619,537
Ducommun Inc.(a)	819	57,641
Dun & Bradstreet Holdings Inc.	17,836	160,702
Duolingo Inc.(a)	2,002	1,040,259
Dutch Bros. Inc., Class A(a)	6,643	479,625
D-Wave Quantum Inc.(a)	16,439	268,449
DXC Technology Co.(a)	10,465	159,068
DXP Enterprises Inc./TX(a)	1,092	90,287
Dycom Industries Inc.(a)	1,729	397,532
Dynavax Technologies Corp.(a)	6,825	66,817
Dyne Therapeutics Inc.(a)	4,004	47,888
Dynex Capital Inc.	5,187	62,451
E2open Parent Holdings Inc.(a)	12,285	39,435
Eagle Materials Inc.	2,002	404,824
East West Bancorp. Inc.	8,109	739,541
Easterly Government Properties Inc.	2,292	49,805
Eastern Bankshares Inc.	13,923	208,845
EastGroup Properties Inc.	2,912	493,730
Eastman Chemical Co.	6,519	510,894
EchoStar Corp., Class A(a)	8,372	148,436
Ecovyst Inc.(a)	7,462	55,592
Edgewell Personal Care Co.	3,094	85,456
Edgewise Therapeutics Inc.(a)	3,003	42,883
Elanco Animal Health Inc.(a)	29,211	392,596
Elastic NV(a)	5,096	412,114
Element Solutions Inc.	13,286	284,055
elf Beauty Inc.(a)	3,367	378,754
Ellington Financial Inc.	6,006	75,495
Embecta Corp.	3,731	39,287
Empire State Realty Trust Inc., Class A	8,190	62,735
Encompass Health Corp.	5,824	704,122
Encore Capital Group Inc.(a)	1,638	62,080
Energizer Holdings Inc.	3,822	89,014
Energy Recovery Inc.(a)	3,856	48,624
Enerpac Tool Group Corp., Class A	3,458	148,279
EnerSys	2,366	197,869
Enliven Therapeutics Inc.(a)	1,820	32,341
Ennis Inc.	2,002	37,377
Enovis Corp.(a)	1,635	51,175
Enovix Corp.(a)	9,464	72,116
Enphase Energy Inc.(a)	7,826	323,918
Enpro Inc.	1,274	235,868
Ensign Group Inc. (The)	3,276	482,424
Enstar Group Ltd.(a)	568	190,286
Enterprise Financial Services Corp.	2,730	144,526
Enviri Corp.(a)	5,460	44,499
Envista Holdings Corp.(a)	9,919	181,220
Eos Energy Enterprises Inc.(a)	14,105	58,677

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
EPAM Systems Inc.(a)	3,197	$557,845
ePlus Inc.(a)	1,638	116,904
EPR Properties	4,459	248,322
Equity Bancshares Inc., Class A	1,911	74,414
Esab Corp.	3,367	414,107
ESCO Technologies Inc.	1,547	280,378
Esquire Financial Holdings Inc.	1,001	90,831
Essent Group Ltd.	5,944	344,752
Essential Properties Realty Trust Inc.	10,101	328,282
Ethan Allen Interiors Inc.	1,547	40,423
Etsy Inc.(a)	6,461	357,616
Euronet Worldwide Inc.(a)	2,457	266,044
Eve Holding Inc.(a)	5,096	27,518
Evercore Inc., Class A	2,093	484,509
Everi Holdings Inc.(a)	5,005	70,621
EverQuote Inc., Class A(a)	1,820	41,951
Everus Construction Group Inc.(a)	2,821	163,364
Evolent Health Inc., Class A(a)	5,824	43,389
Evolus Inc.(a)	3,640	33,452
Evolv Technologies Holdings Inc.(a)	10,192	55,648
Exact Sciences Corp.(a)	10,488	590,265
Excelerate Energy Inc., Class A	1,274	35,838
Exelixis Inc.(a)	14,833	638,412
ExlService Holdings Inc.(a)	9,282	426,879
eXp World Holdings Inc.	5,733	48,845
Exponent Inc.	3,003	229,249
Extreme Networks Inc.(a)	7,644	119,781
EyePoint Pharmaceuticals Inc.(a)	1,100	7,964
EZCORP Inc., Class A, NVS(a)	3,913	52,630
Fabrinet(a)	2,184	508,588
Farmers National Banc Corp.	5,187	68,624
Farmland Partners Inc.	3,731	42,235
Fastly Inc., Class A(a)	8,827	64,261
FB Financial Corp.	2,821	123,137
Federal Agricultural Mortgage Corp., Class C, NVS	546	101,785
Federal Realty Investment Trust	3,621	345,733
Federal Signal Corp.	3,549	333,854
Federated Hermes Inc.	4,914	207,371
Figs Inc., Class A(a)	8,190	35,626
First Advantage Corp.(a)	4,459	76,338
First American Financial Corp.	5,915	330,116
First Busey Corp.	6,279	138,891
First Community Bankshares Inc.	2,002	75,275
First Financial Bankshares Inc.	6,448	227,356
First Financial Corp.	1,456	75,479
First Hawaiian Inc.	6,832	163,148
First Horizon Corp.	31,251	621,270
First Industrial Realty Trust Inc.	7,735	382,341
First Interstate BancSystem Inc., Class A	4,277	116,121
First Merchants Corp.	4,459	168,104
First Mid Bancshares Inc.	2,366	83,472
First Watch Restaurant Group Inc.(a)	3,185	49,176
FirstCash Holdings Inc.	2,366	302,635
Firstsun Capital Bancorp(a)	1,274	45,647
Five Below Inc.(a)	3,276	381,883
Five Star Bancorp.	2,275	63,609
Five9 Inc.(a)	4,823	127,858
Flagstar Financial Inc.	17,383	200,252
Flex Ltd.(a)	22,659	958,476
Floor & Decor Holdings Inc., Class A(a)	6,188	443,618
Flowers Foods Inc.	8,588	145,137
Flowserve Corp.	7,735	386,054
Security	Shares	Value
United States (continued)
Fluence Energy Inc.(a)	5,187	$24,379
Fluor Corp.(a)	10,101	420,000
Flywire Corp.(a)	9,191	98,803
FMC Corp.	7,189	291,586
FNB Corp.	24,024	333,213
Foot Locker Inc.(a)	5,096	121,081
Forestar Group Inc.(a)	1,638	31,368
FormFactor Inc.(a)	5,187	154,832
Fortune Brands Innovations Inc., NVS	6,844	344,938
Forward Air Corp.(a)	1,820	30,540
Four Corners Property Trust Inc.	2,308	63,724
Fox Factory Holding Corp.(a)	2,548	65,356
Franklin BSP Realty Trust Inc.	5,369	59,220
Franklin Electric Co. Inc.	1,608	138,915
Franklin Resources Inc.	16,315	353,057
Freedom Holding Corp./NV(a)	1,365	226,440
Fresh Del Monte Produce Inc.	3,216	113,589
Freshpet Inc.(a)	2,730	218,837
Freshworks Inc., Class A(a)	11,557	176,475
frontdoor Inc.(a)	4,459	245,290
Frontier Communications Parent Inc.(a)	12,285	445,086
Frontier Group Holdings Inc.(a)	4,914	19,754
FRP Holdings Inc.(a)	1,092	29,615
FTAI Infrastructure Inc.	7,553	46,149
FTI Consulting Inc.(a)	2,093	343,587
fuboTV Inc.(a)	20,020	73,273
Fulgent Genetics Inc.(a)	1,911	39,596
Fulton Financial Corp.	1,618	27,910
GameStop Corp., Class A(a)	24,479	729,474
Gannett Co. Inc.(a)	10,556	37,368
Gap Inc. (The)	14,196	316,713
Garrett Motion Inc.	5,915	62,699
GATX Corp.	2,002	318,798
GeneDx Holdings Corp.(a)	1,092	77,772
Generac Holdings Inc.(a)	3,458	422,326
Gentex Corp.	10,825	233,495
Gentherm Inc.(a)	2,002	54,785
Genworth Financial Inc., Class A(a)	17,714	124,884
GEO Group Inc. (The)(a)	8,281	224,746
German American Bancorp. Inc.	3,185	121,715
Geron Corp.(a)	33,033	50,210
Getty Realty Corp.	3,549	103,844
Gibraltar Industries Inc.(a)	2,093	122,608
G-III Apparel Group Ltd.(a)	2,919	84,797
Gitlab Inc., Class A(a)	6,552	298,182
Glacier Bancorp. Inc.	6,190	256,699
Glaukos Corp.(a)	3,185	300,314
Global Business Travel Group I(a)	6,552	40,950
Global Industrial Co.	1,729	45,040
Global Medical REIT Inc.	5,187	32,989
Global Net Lease Inc.	11,375	88,270
Globalstar Inc.(a)	3,003	55,435
Globe Life Inc.	4,801	585,098
Globus Medical Inc., Class A(a)	6,552	387,747
GMS Inc.(a)	2,275	172,286
Gogo Inc.(a)	5,096	54,069
Golden Entertainment Inc.	1,638	46,732
GoodRx Holdings Inc., Class A(a)	7,826	30,678
Goodyear Tire & Rubber Co. (The)(a)	17,017	194,164
Goosehead Insurance Inc., Class A	1,729	187,182
Gorman-Rupp Co. (The)	1,456	53,144
Graham Holdings Co., Class B	209	199,472

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
GRAIL Inc., NVS(a)	2,002	$76,897
Grand Canyon Education Inc.(a)	1,732	342,668
Granite Construction Inc.	2,548	227,919
Granite Ridge Resources Inc.	4,459	25,060
Graphic Packaging Holding Co.	16,020	355,964
Great Lakes Dredge & Dock Corp.(a)	5,005	55,956
Great Southern Bancorp. Inc.	1,274	71,268
Green Brick Partners Inc.(a)	2,002	117,017
Greenbrier Companies Inc. (The)	1,820	82,027
Greif Inc., Class A, NVS	340	18,904
Greif Inc., Class B	637	38,379
Grid Dynamics Holdings Inc.(a)	4,004	50,170
Griffon Corp.	2,366	162,662
Grindr Inc.(a)	2,093	51,111
Grocery Outlet Holding Corp.(a)	6,552	88,976
Group 1 Automotive Inc.	728	308,614
Guardant Health Inc.(a)	7,189	292,017
Guess? Inc.	2,275	23,842
Guidewire Software Inc.(a)	4,641	997,908
Gulfport Energy Corp.(a)	910	174,265
GXO Logistics Inc.(a)	6,916	284,524
H&E Equipment Services Inc.	2,002	189,469
H&R Block Inc.	7,917	450,873
HA Sustainable Infrastructure Capital Inc.	6,306	157,965
Hackett Group Inc. (The)	1,729	42,395
Haemonetics Corp.(a)	2,912	197,172
Hagerty Inc., Class A(a)	5,551	53,956
Halozyme Therapeutics Inc.(a)	7,371	413,292
Hamilton Lane Inc., Class A	2,256	336,144
Hancock Whitney Corp.	5,005	273,623
Hanesbrands Inc.(a)	21,567	106,757
Hanmi Financial Corp.	1,623	37,199
Hanover Insurance Group Inc. (The)	1,979	348,264
Harley-Davidson Inc.	7,007	169,639
Harmonic Inc.(a)	6,825	61,561
Harmony Biosciences Holdings Inc.(a)	2,586	89,217
Harrow Inc.(a)	2,184	61,392
Hasbro Inc.	7,644	509,931
Hawaiian Electric Industries Inc.(a)	10,010	106,907
Hawkins Inc.	1,274	170,066
Hayward Holdings Inc.(a)	12,103	168,837
HB Fuller Co.	1,779	99,304
HBT Financial Inc.	2,093	48,976
HCI Group Inc.	819	138,223
Healthcare Realty Trust Inc., Class A	19,838	287,651
Healthcare Services Group Inc.(a)	4,823	68,004
HealthEquity Inc.(a)	5,005	503,553
HealthStream Inc.	1,729	48,447
Heartland Express Inc.	3,913	35,021
Hecla Mining Co.	38,311	196,919
Heidrick & Struggles International Inc.	1,274	55,623
Helen of Troy Ltd.(a)	1,365	36,705
Helios Technologies Inc.	2,002	60,701
Helix Energy Solutions Group Inc.(a)	8,372	51,823
Helmerich & Payne Inc.	6,188	94,367
Henry Schein Inc.(a)	5,750	402,442
Herbalife Ltd.(a)	7,280	56,857
Herc Holdings Inc.	1,638	203,112
Heritage Commerce Corp.	7,644	70,783
Hertz Global Holdings Inc.(a)	7,189	47,088
Hess Midstream LP, Class A	7,296	269,952
Hexcel Corp.	4,732	250,275
Security	Shares	Value
United States (continued)
HF Sinclair Corp.	9,282	$335,359
HighPeak Energy Inc.	1,638	16,200
Highwoods Properties Inc.	6,097	181,081
Hillenbrand Inc.	4,914	96,020
Hillman Solutions Corp.(a)	11,375	82,355
Hilltop Holdings Inc.	3,822	113,972
Hilton Grand Vacations Inc.(a)	2,440	93,135
Hims & Hers Health Inc.(a)	10,283	581,606
HNI Corp.	3,003	139,730
Home BancShares Inc./AR	12,558	355,266
Horace Mann Educators Corp.	1,159	50,335
Host Hotels & Resorts Inc.	39,139	606,263
Houlihan Lokey Inc., Class A	3,276	572,252
Howard Hughes Holdings Inc.(a)	2,184	149,189
Hub Group Inc., Class A	2,150	72,476
Huntington Ingalls Industries Inc.	2,275	507,461
Huntsman Corp.	6,236	69,469
Huron Consulting Group Inc.(a)	1,092	155,970
Hut 8 Corp., NVS(a)	5,278	80,595
Hyster-Yale Inc.	546	21,927
I3 Verticals Inc., Class A(a)	2,381	58,835
IAC Inc.(a)	3,988	143,408
Ibotta Inc., Class A(a)	455	22,745
ICF International Inc.	1,092	93,825
ICU Medical Inc.(a)	1,365	184,084
IDACORP Inc.	3,185	378,856
Ideaya Biosciences Inc.(a)	4,732	94,119
IDT Corp., Class B	1,567	96,512
IES Holdings Inc.(a)	546	141,774
ImmunityBio Inc.(a)	14,105	37,519
Immunome Inc.(a)	4,641	40,655
Immunovant Inc.(a)	4,186	62,162
Impinj Inc.(a)	1,729	197,262
Independence Realty Trust Inc.	13,013	241,912
Independent Bank Corp.	2,041	125,521
Independent Bank Corp./MI	571	18,004
Informatica Inc. , Class A(a)	6,006	144,204
Ingevity Corp.(a)	2,184	90,352
Ingles Markets Inc., Class A	1,001	62,362
Ingredion Inc.	3,822	531,717
Innodata Inc.(a)	1,638	64,652
Innospec Inc.	1,547	131,619
Innovative Industrial Properties Inc.	1,729	95,475
Innovex International Inc.(a)	2,457	33,907
Innoviva Inc.(a)	3,321	64,992
Insight Enterprises Inc.(a)	1,638	213,579
Insmed Inc.(a)	10,511	732,932
Insperity Inc.	2,093	135,459
Inspire Medical Systems Inc.(a)	1,729	238,948
Installed Building Products Inc.	1,456	232,203
Intapp Inc.(a)	3,185	175,557
Integer Holdings Corp.(a)	1,406	166,977
Integra LifeSciences Holdings Corp.(a)	4,095	51,843
Integral Ad Science Holding Corp.(a)	6,097	49,630
Intellia Therapeutics Inc.(a)	6,552	45,012
Inter Parfums Inc.	1,274	173,544
InterDigital Inc.	1,647	357,827
Interface Inc.	3,367	67,643
International Bancshares Corp.	3,913	245,071
Interpublic Group of Companies Inc. (The)	21,039	504,094
Intuitive Machines Inc.(a)	5,460	62,299
InvenTrust Properties Corp.	2,679	75,253

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Invesco Ltd.	19,474	$281,594
Invesco Mortgage Capital Inc.	4,732	34,922
Ionis Pharmaceuticals Inc.(a)	8,372	280,546
IonQ Inc.(a)	13,086	527,889
Iovance Biotherapeutics Inc.(a)	14,014	24,524
IPG Photonics Corp.(a)	1,547	102,504
iRadimed Corp.	834	48,272
iRhythm Technologies Inc.(a)	1,820	255,710
Iridium Communications Inc.	5,915	150,241
Itron Inc.(a)	2,639	305,068
ITT Inc.	4,732	712,355
J&J Snack Foods Corp.	910	104,805
Jack in the Box Inc.	1,365	25,887
Jamf Holding Corp.(a)	4,368	45,864
Janus International Group Inc.(a)	9,737	79,551
Janux Therapeutics Inc.(a)	2,457	58,477
Jazz Pharmaceuticals PLC(a)	3,367	363,872
JBT Marel Corp.	2,730	313,431
Jefferies Financial Group Inc.	9,464	459,950
JELD-WEN Holding Inc.(a)	5,824	21,258
JetBlue Airways Corp.(a)	7,098	35,845
Joby Aviation Inc., Class A(a)	11,284	88,241
John B Sanfilippo & Son Inc.	728	45,238
John Wiley & Sons Inc., Class A	2,548	99,678
Jones Lang LaSalle Inc.(a)	2,821	628,237
Kadant Inc.	728	228,526
KAR Auction Services Inc.(a)	6,825	156,497
KB Home	3,314	170,936
KBR Inc.	7,826	408,439
Kemper Corp.	3,097	197,372
Kennametal Inc.	4,277	92,084
Kennedy-Wilson Holdings Inc.	8,099	51,591
Kforce Inc.	1,092	44,554
Kilroy Realty Corp.	6,643	213,905
Kimbell Royalty Partners LP	5,096	66,758
KinderCare Learning Cos. Inc.(a)	2,275	27,914
Kinetik Holdings Inc.	2,457	109,435
Kinsale Capital Group Inc.	1,267	598,011
Kirby Corp.(a)	910	100,682
Kite Realty Group Trust	12,740	281,809
KKR Real Estate Finance Trust Inc.	4,459	39,819
Klaviyo Inc.(a)	4,550	154,700
Knife River Corp.(a)	3,399	319,846
Knight-Swift Transportation Holdings Inc.	8,117	359,745
Knowles Corp.(a)	5,551	91,092
Kodiak Gas Services Inc.	2,821	99,610
Kohl's Corp.	6,461	52,528
Kontoor Brands Inc.	2,912	199,763
Korn Ferry	3,094	210,423
Kosmos Energy Ltd.(a)	37,856	62,841
Kratos Defense & Security Solutions Inc.(a)	8,736	322,271
Krispy Kreme Inc.	6,643	19,198
Krystal Biotech Inc.(a)	1,274	160,473
Kulicke & Soffa Industries Inc.	3,185	102,398
Kura Oncology Inc.(a)	3,549	20,194
Kura Sushi USA Inc., Class A(a)	546	36,069
Kymera Therapeutics Inc.(a)	2,275	67,431
Kyndryl Holdings Inc.(a)	13,468	525,791
Ladder Capital Corp., Class A	7,371	77,543
Lamar Advertising Co., Class A	4,440	535,198
Lamb Weston Holdings Inc.	7,826	436,534
Lancaster Colony Corp.	1,183	198,034
Security	Shares	Value
United States (continued)
Landbridge Co. LLC	1,001	$71,521
Landstar System Inc.	1,721	236,156
Lantheus Holdings Inc.(a)	4,095	309,418
Latham Group Inc.(a)	3,185	17,995
Lattice Semiconductor Corp.(a)	8,008	359,880
Laureate Education Inc.(a)	9,864	221,940
Lazard Inc., Class A	4,793	208,016
La-Z-Boy Inc.	2,457	102,924
LCI Industries	1,085	94,547
Lear Corp.	2,467	223,066
Legacy Housing Corp.(a)	819	18,256
Legalzoom.com Inc.(a)	6,188	56,496
Leggett & Platt Inc.	7,917	71,728
LeMaitre Vascular Inc.	1,183	97,243
Lemonade Inc.(a)	3,640	121,940
LendingClub Corp.(a)	8,008	80,320
LendingTree Inc.(a)	910	31,868
LENZ Therapeutics Inc.(a)	819	23,915
Leonardo DRS Inc.	4,823	204,013
Levi Strauss & Co., Class A	5,460	94,731
LGI Homes Inc.(a)	1,274	63,827
Liberty Broadband Corp., Class A, NVS(a)	910	84,539
Liberty Broadband Corp., Class C (a)	6,916	648,721
Liberty Energy Inc., Class A	9,828	113,907
Liberty Global Ltd., NVS(a)	9,464	93,504
Liberty Global Ltd., Class A(a)	10,010	96,396
Liberty Media Corp-Liberty Live, Class A, NVS(a)	1,183	85,010
Liberty Media Corp-Liberty Live, Class C, NVS(a)	2,821	205,792
Life Time Group Holdings Inc.(a)	5,642	161,361
Life360 Inc.(a)	4,368	277,586
LifeStance Health Group Inc.(a)	7,917	47,027
Ligand Pharmaceuticals Inc.(a)	1,183	120,891
Light & Wonder Inc.(a)	5,096	459,252
Limbach Holdings Inc.(a)	728	93,344
Lincoln Electric Holdings Inc.	3,014	583,480
Lindblad Expeditions Holdings Inc.(a)	3,094	32,487
Lindsay Corp.	640	89,216
Liquidia Corp.(a)	3,731	55,667
Liquidity Services Inc.(a)	1,638	38,280
Lithia Motors Inc., Class A	1,547	490,260
Littelfuse Inc.	1,456	298,567
Live Oak Bancshares Inc.	1,979	54,324
LiveRamp Holdings Inc.(a)	3,822	124,521
Loar Holdings Inc.(a)	1,856	161,565
Louisiana-Pacific Corp.	3,731	336,051
LSI Industries Inc.	2,002	32,573
LTC Properties Inc.	2,639	93,394
Lucid Group Inc., Class A(a)	69,706	155,444
Lumen Technologies Inc.(a)	57,421	225,090
Lumentum Holdings Inc.(a)	4,095	295,987
LXP Industrial Trust	18,382	157,718
Lyft Inc., Class A(a)	23,478	357,805
M/I Homes Inc.(a)	1,512	161,194
Macerich Co. (The)	14,742	238,526
MACOM Technology Solutions Holdings Inc.(a)	3,640	442,660
Macy's Inc.	16,471	195,840
Madison Square Garden Entertainment Corp.(a)	2,366	87,802
Madison Square Garden Sports Corp.(a)	910	172,800
Madrigal Pharmaceuticals Inc.(a)	735	202,316
Magnera Corp.(a)	2,548	30,627
Magnite Inc.(a)	8,099	132,500
Magnolia Oil & Gas Corp., Class A	10,465	224,997

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Malibu Boats Inc., Class A(a)	1,365	$41,141
Manhattan Associates Inc.(a)	3,428	647,138
MannKind Corp.(a)	16,016	66,466
ManpowerGroup Inc.	2,912	122,158
Maplebear Inc.(a)	9,811	448,068
MARA Holdings Inc.(a)	20,202	285,252
Marcus & Millichap Inc.	1,820	52,434
Marcus Corp. (The)	1,729	31,952
MarineMax Inc.(a)	1,456	30,867
MarketAxess Holdings Inc.	2,275	492,333
Marqeta Inc., Class A(a)	24,843	133,655
Marriott Vacations Worldwide Corp.	1,729	113,872
Marten Transport Ltd.	3,555	46,357
Masimo Corp.(a)	2,639	428,837
MasTec Inc.(a)	3,640	567,585
Masterbrand Inc.(a)	7,371	75,184
Matador Resources Co.	5,706	245,415
Match Group Inc.	13,832	414,130
Materion Corp.	1,274	98,646
Matson Inc.	566	63,873
Mattel Inc.(a)	19,838	375,732
Matthews International Corp., Class A	2,002	42,943
Maximus Inc.	2,879	208,756
MaxLinear Inc.(a)	5,278	60,116
McGrath RentCorp.	1,547	173,852
MDU Resources Group Inc.	11,193	192,408
MediaAlpha Inc., Class A(a)	2,639	26,918
Medical Properties Trust Inc.	31,213	142,643
Medpace Holdings Inc.(a)	1,547	456,210
Mercantile Bank Corp.	1,820	80,371
Merchants Bancorp./IN	2,093	67,018
Mercury General Corp.	2,002	129,089
Mercury Systems Inc.(a)	3,185	156,861
MeridianLink Inc.(a)	2,184	36,451
Merit Medical Systems Inc.(a)	3,458	328,614
Meritage Homes Corp.	4,186	266,271
Merus NV(a)	2,744	153,856
Mesa Laboratories Inc.	364	36,626
Metallus Inc.(a)	3,003	37,928
Metrocity Bankshares Inc.	2,548	71,191
Metropolitan Bank Holding Corp.(a)	1,274	82,390
MFA Financial Inc.	6,643	61,780
MGE Energy Inc.	2,184	197,259
MGIC Investment Corp.	14,950	395,427
MGM Resorts International(a)	11,981	379,199
MGP Ingredients Inc.	1,092	32,127
Middleby Corp. (The)(a)	3,094	452,126
Miller Industries Inc./TN	728	33,000
MillerKnoll Inc.	3,913	66,012
Millrose Properties Inc., Class A(a)	6,825	190,213
MiMedx Group Inc.(a)	6,825	43,885
Minerals Technologies Inc.	1,911	108,507
Mirion Technologies Inc.(a)	13,013	248,548
Mirum Pharmaceuticals Inc.(a)	2,093	93,055
Mission Produce Inc.(a)	3,822	42,730
Mister Car Wash Inc.(a)	6,461	45,744
MKS Inc.	3,913	321,609
Moderna Inc.(a)	19,646	521,798
Modine Manufacturing Co.(a)	3,003	272,672
Mohawk Industries Inc.(a)	3,185	320,443
Monarch Casino & Resort Inc.	819	68,583
Monro Inc.	2,184	33,481
Security	Shares	Value
United States (continued)
Montrose Environmental Group Inc.(a)	2,184	$42,654
Moog Inc., Class A	1,729	320,401
MoonLake Immunotherapeutics, Class A, NVS(a)	1,365	53,249
Morningstar Inc.	1,446	445,975
Mosaic Co. (The)	18,655	674,192
MP Materials Corp.(a)	7,826	170,529
Mr. Cooper Group, Inc.(a)	3,608	467,344
MRC Global Inc.(a)	7,007	86,957
MSA Safety Inc.	1,845	300,680
MSC Industrial Direct Co. Inc., Class A	2,003	162,644
Mueller Industries Inc.	6,279	488,946
Mueller Water Products Inc., Class A	9,282	227,687
Murphy Oil Corp.	8,190	171,417
Murphy USA Inc.	1,025	437,460
MYR Group Inc.(a)	1,001	157,007
Myriad Genetics Inc.(a)	6,097	25,546
N-able Inc.(a)	5,824	45,369
NANO Nuclear Energy Inc.(a)	1,547	46,611
Napco Security Technologies Inc.	2,548	71,089
National Beverage Corp.	2,105	95,209
National Fuel Gas Co.	5,096	420,624
National Health Investors Inc.	2,639	191,354
National HealthCare Corp.	1,001	104,244
National Presto Industries Inc.	364	31,177
National Storage Affiliates Trust	4,186	143,998
National Vision Holdings Inc.(a)	4,823	95,544
Natural Grocers by Vitamin Cottage Inc.	819	39,992
Navient Corp.	5,824	78,275
NB Bancorp Inc.(a)	4,550	76,667
NBT Bancorp. Inc.	2,735	114,460
nCino Inc.(a)	6,097	160,351
NCR Atleos Corp.(a)	4,095	108,558
NCR Voyix Corp.(a)	8,554	94,864
Nelnet Inc., Class A	819	95,151
Neogen Corp.(a)	11,921	69,857
NeoGenomics Inc.(a)	7,462	54,323
NerdWallet Inc., Class A(a)	3,549	37,406
NETGEAR Inc.(a)	1,911	56,050
NetScout Systems Inc.(a)	4,186	95,608
NETSTREIT Corp.	5,460	87,906
New Fortress Energy Inc.	8,463	21,073
New Jersey Resources Corp.	5,733	263,087
New York Mortgage Trust Inc.	6,461	42,190
New York Times Co. (The), Class A	8,918	509,396
Newell Brands Inc., NVS	26,208	138,902
Newmark Group Inc., Class A	8,190	90,172
NewMarket Corp.	472	303,996
NexPoint Residential Trust Inc.	1,547	52,598
Nexstar Media Group Inc., Class A	1,772	301,984
NextDecade Corp.(a)	10,829	89,664
Nextdoor Holdings Inc.(a)	15,561	23,808
NextNav Inc.(a)	4,277	53,676
NEXTracker Inc., Class A(a)	8,463	479,767
Nicolet Bankshares Inc.	764	93,697
NMI Holdings Inc., Class A(a)	4,050	160,866
NNN REIT Inc.	8,877	370,704
Northeast Bank	819	68,657
Northern Oil & Gas Inc.	5,460	145,127
Northfield Bancorp. Inc.	5,824	68,024
Northwest Natural Holding Co.	2,366	96,935
Northwestern Energy Group Inc.	3,640	201,401
Norwegian Cruise Line Holdings Ltd.(a)	25,389	448,116

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
NOV Inc.	22,932	$275,184
Novavax Inc.(a)	8,645	63,454
Novocure Ltd.(a)	5,915	113,036
NPK International Inc.(a)	5,915	47,852
Nurix Therapeutics Inc.(a)	4,095	43,530
NuScale Power Corp.(a)	5,915	189,221
Nuvalent Inc., Class A(a)	2,275	169,738
Nuvation Bio Inc.(a)	19,201	40,706
NV5 Global Inc.(a)	3,367	74,411
Oceaneering International Inc.(a)	6,188	118,005
Ocular Therapeutix Inc.(a)	7,098	56,855
ODP Corp. (The)(a)	2,457	40,418
OGE Energy Corp.	11,648	517,987
O-I Glass Inc.(a)	8,918	116,915
Oklo Inc.(a)	3,686	194,326
Old National Bancorp./IN	17,538	365,843
Old Republic International Corp.	14,105	533,169
Old Second Bancorp. Inc.	4,823	79,772
Olin Corp.	6,734	130,707
Ollie's Bargain Outlet Holdings Inc.(a)	3,640	405,678
Olo Inc., Class A(a)	7,462	64,994
Omega Healthcare Investors Inc.	15,652	579,124
Omnicell Inc.(a)	2,730	82,910
ONE Gas Inc.	3,367	251,717
One Liberty Properties Inc.	1,183	28,960
OneMain Holdings Inc.	7,098	367,960
OneSpan Inc.	2,457	39,140
Onestream Inc.(a)	2,548	71,497
Onto Innovation Inc.(a)	2,912	267,729
Open Lending Corp., Class A(a)	4,287	7,674
Opendoor Technologies Inc.(a)	44,863	29,260
OPKO Health Inc.(a)	26,390	35,890
Option Care Health Inc.(a)	10,010	327,127
Organon & Co.	15,379	141,794
Origin Bancorp Inc.	3,003	102,372
Ormat Technologies Inc.	3,458	257,033
Orrstown Financial Services Inc.	2,457	73,857
Orthofix Medical Inc.(a)	2,275	25,594
OrthoPediatrics Corp.(a)	1,274	25,429
Oscar Health Inc., Class A(a)	12,376	170,789
Oshkosh Corp.	3,822	379,104
OSI Systems Inc.(a)	1,001	219,329
Otter Tail Corp.	2,184	168,561
Outfront Media Inc.	8,554	141,312
Owens & Minor Inc.(a)	5,369	35,435
Oxford Industries Inc.	1,092	58,619
P10 Inc.	5,005	54,354
Pacific Premier Bancorp. Inc.	4,137	87,704
Pacira BioSciences Inc.(a)	3,185	82,300
PACS Group Inc.(a)	3,640	36,109
PagerDuty Inc.(a)	4,914	70,074
Palomar Holdings Inc.(a)	1,548	265,436
Papa John's International Inc.	1,911	86,473
Par Pacific Holdings Inc.(a)	4,004	86,446
PAR Technology Corp.(a)	2,275	149,149
Paramount Global, Class B, NVS	34,944	422,822
Paramount Group Inc.	13,013	78,729
Park Hotels & Resorts Inc.	13,377	138,586
Park National Corp.	770	125,171
Parsons Corp.(a)	2,821	182,914
Pathward Financial Inc.	1,045	81,562
Patrick Industries Inc.	2,002	171,892
Security	Shares	Value
United States (continued)
Patterson-UTI Energy Inc.	21,385	$118,045
Paylocity Holding Corp.(a)	2,639	503,785
Paymentus Holdings Inc., Class A(a)	1,911	72,981
Payoneer Global Inc.(a)	15,339	104,459
PBF Energy Inc., Class A	5,005	95,345
PC Connection Inc.	910	59,514
PDF Solutions Inc.(a)	2,275	40,267
Peabody Energy Corp.	7,007	92,212
Peapack-Gladstone Financial Corp.	2,275	62,380
Pediatrix Medical Group Inc.(a)	5,005	70,821
Pegasystems Inc.	2,730	267,949
Peloton Interactive Inc., Class A(a)	20,839	147,957
Penn Entertainment Inc.(a)	9,100	134,953
Pennant Group Inc. (The)(a)	2,457	70,540
PennyMac Financial Services Inc.	1,911	183,456
PennyMac Mortgage Investment Trust	5,120	62,874
Penske Automotive Group Inc.	831	136,434
Penumbra Inc.(a)	2,184	583,062
Peoples Bancorp. Inc./OH	3,549	104,057
Perella Weinberg Partners	3,094	53,743
Performance Food Group Co.(a)	9,100	814,996
Perimeter Solutions Inc.(a)	8,008	96,657
Permian Resources Corp., Class A, NVS	34,580	436,054
Perrigo Co. PLC	8,099	216,810
Phibro Animal Health Corp., Class A	1,638	40,000
Phillips Edison & Co. Inc.	5,028	178,293
Phinia Inc.	2,457	106,634
Photronics Inc.(a)	5,123	85,605
Phreesia Inc.(a)	3,185	78,001
Piedmont Office Realty Trust Inc., Class A	7,189	51,186
Pilgrim's Pride Corp.	2,912	143,154
Pinnacle Financial Partners Inc.	4,324	459,555
Pinnacle West Capital Corp.	6,643	606,041
Piper Sandler Co.	1,092	274,583
PJT Partners Inc., Class A	1,365	205,651
Plains GP Holdings LP, Class A	11,648	205,005
Planet Fitness Inc., Class A(a)	4,914	505,307
Planet Labs PBC(a)	13,923	53,464
Plexus Corp.(a)	1,638	215,004
Plug Power Inc.(a)	44,863	39,601
Plymouth Industrial REIT Inc.	3,003	48,649
Polaris Inc.	3,367	132,054
Popular Inc.	3,809	394,346
Portillo's Inc., Class A(a)	4,095	49,140
Portland General Electric Co.	5,070	214,968
Post Holdings Inc.(a)	2,760	305,228
PotlatchDeltic Corp.	3,317	130,491
Powell Industries Inc.	637	108,029
Power Integrations Inc.	3,367	167,441
Powerfleet Inc.(a)	9,100	41,405
PRA Group Inc.(a)	2,730	38,739
Praxis Precision Medicines Inc.(a)	1,001	38,589
Preformed Line Products Co.	182	25,960
Premier Inc., Class A	3,995	91,805
Prestige Consumer Healthcare Inc.(a)	2,912	249,471
PriceSmart Inc.	1,820	196,524
Primerica Inc.	2,002	541,741
Primo Brands Corp.	15,504	512,717
Primoris Services Corp.	3,185	229,670
Privia Health Group Inc.(a)	6,097	138,768
PROCEPT BioRobotics Corp.(a)	3,003	174,174
Procore Technologies Inc.(a)	6,097	409,535

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
PROG Holdings Inc.	3,043	$87,730
Progress Software Corp.	2,639	162,457
Progyny Inc.(a)	5,096	109,564
ProPetro Holding Corp.(a)	6,461	34,889
PROS Holdings Inc.(a)	2,730	48,021
Prosperity Bancshares Inc.	5,608	390,597
Protagonist Therapeutics Inc.(a)	2,821	133,913
Prothena Corp. PLC(a)	2,548	11,695
Proto Labs Inc.(a)	1,638	60,573
Provident Financial Services Inc.	641	10,705
PTC Therapeutics Inc.(a)	4,095	198,689
PubMatic Inc., Class A(a)	3,185	37,264
PureCycle Technologies Inc.(a)	7,553	71,829
Pursuit Attractions & Hospitality Inc.(a)	1,456	40,608
PVH Corp.	3,276	274,431
Q2 Holdings Inc.(a)	3,549	310,608
QCR Holdings Inc.	1,547	104,113
Qorvo Inc.(a)	5,278	401,234
Quaker Chemical Corp.	910	98,680
Qualys Inc.(a)	2,184	302,593
Quanex Building Products Corp.	2,912	48,718
Quantum Computing Inc.(a)	6,734	76,263
QuantumScape Corp., Class A(a)	22,477	89,908
QuidelOrtho Corp.(a)	4,095	125,594
QuinStreet Inc.(a)	3,094	47,245
QXO Inc.	27,709	471,053
Radian Group Inc.	9,415	321,522
RadNet Inc.(a)	4,004	230,190
Ralph Lauren Corp., Class A	2,401	664,621
Rambus Inc.(a)	6,279	335,738
Range Resources Corp.	14,014	533,093
Rapid7 Inc.(a)	3,458	79,361
Rayonier Inc.	8,463	200,573
RBC Bearings Inc.(a)	1,729	632,589
Ready Capital Corp.	11,375	50,846
RealReal Inc. (The)(a)	6,006	33,934
Recursion Pharmaceuticals Inc., Class A(a)	14,469	60,480
Red Rock Resorts Inc., Class A	3,185	153,103
Redfin Corp.(a)	8,463	84,545
Redwire Corp.(a)	2,184	31,253
Redwood Trust Inc.	9,555	52,075
Regal Rexnord Corp.	3,822	510,008
Reinsurance Group of America Inc.	3,650	742,008
Relay Therapeutics Inc.(a)	9,373	28,119
Remitly Global Inc.(a)	8,918	190,488
RenaissanceRe Holdings Ltd.	2,734	681,914
Renasant Corp.	5,362	187,938
Repligen Corp.(a)	3,094	365,309
Replimune Group Inc.(a)	3,822	34,322
Republic Bancorp Inc., Class A	1,092	74,846
Resideo Technologies Inc.(a)	8,918	184,603
REV Group Inc.	2,912	109,171
Revolution Medicines Inc.(a)	8,281	326,271
Revolve Group Inc.(a)	2,548	52,489
REX American Resources Corp.(a)	1,283	54,066
Rexford Industrial Realty Inc.	12,831	452,164
Reynolds Consumer Products Inc.	3,731	82,380
RH(a)	910	164,810
Rhythm Pharmaceuticals Inc.(a)	2,821	173,012
Ribbon Communications Inc.(a)	7,735	26,144
Rigetti Computing Inc.(a)	13,741	166,404
Riley Exploration Permian Inc.	819	21,016
Security	Shares	Value
United States (continued)
RingCentral Inc., Class A(a)	4,186	$108,543
Riot Platforms Inc.(a)	20,657	166,702
Rithm Capital Corp.	30,667	341,937
RLI Corp.	4,412	339,150
RLJ Lodging Trust	9,646	70,416
Robert Half Inc.	6,006	275,015
Rocket Companies Inc., Class A	8,463	107,903
Rocket Lab Corp., NVS(a)	21,742	582,468
Rocket Pharmaceuticals Inc.(a)	5,460	13,705
Rogers Corp.(a)	804	53,522
Roivant Sciences Ltd.(a)	21,658	238,021
Roku Inc.(a)	7,273	527,002
Root Inc.(a)	819	107,281
Royal Gold Inc.	3,822	680,775
RPC Inc.	6,734	29,899
Rubrik Inc., Class A(a)	5,484	522,899
Rumble Inc.(a)	4,550	40,995
Rush Enterprises Inc., Class A	3,731	185,244
Rush Enterprises Inc., Class B	546	28,509
Rush Street Interactive Inc.(a)	5,187	65,823
RXO Inc.(a)	6,006	93,273
RxSight Inc.(a)	2,275	34,785
Ryan Specialty Holdings Inc., Class A	6,279	449,388
Ryder System Inc.	2,457	361,498
Ryerson Holding Corp.	2,002	41,562
Ryman Hospitality Properties Inc.	3,276	318,132
Sable Offshore Corp.(a)	3,458	99,521
Sabra Health Care REIT Inc.	14,014	244,965
Sabre Corp.(a)	21,203	53,432
Safehold Inc.	3,367	50,741
Safety Insurance Group Inc.	1,456	119,596
Saia Inc.(a)	1,547	409,042
Sally Beauty Holdings Inc.(a)	5,915	51,520
Sandisk Corp.(a)	6,825	257,234
Sanmina Corp.(a)	3,406	288,454
Sarepta Therapeutics Inc.(a)	5,005	188,188
Saul Centers Inc.	1,183	39,843
ScanSource Inc.(a)	1,547	62,468
Schneider National Inc., Class B	3,185	73,796
Scholar Rock Holding Corp.(a)	4,186	121,436
Scholastic Corp., NVS	2,002	34,575
Schrodinger Inc.(a)	3,822	82,632
Science Applications International Corp.	2,912	336,452
Scotts Miracle-Gro Co. (The)	2,639	157,179
Seacoast Banking Corp. of Florida	5,005	129,279
Sealed Air Corp.	7,462	240,276
SEI Investments Co.	6,035	514,544
Select Medical Holdings Corp.	6,370	97,397
Select Water Solutions Inc., Class A	5,369	43,167
Selective Insurance Group Inc.	3,371	296,715
Selectquote Inc.(a)	17,927	38,902
SEMrush Holdings Inc., Class A(a)	3,185	31,340
Semtech Corp.(a)	5,005	186,837
Seneca Foods Corp., Class A(a)	552	52,059
Sensata Technologies Holding PLC	8,918	232,403
Sensient Technologies Corp.	2,184	206,454
SentinelOne Inc., Class A(a)	16,198	285,247
Service Corp. International	8,372	653,016
ServisFirst Bancshares Inc.	2,912	216,740
Sezzle Inc., NVS(a)	1,183	126,238
Shake Shack Inc., Class A(a)	2,275	295,272
Shenandoah Telecommunications Co.	3,185	40,067

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Shift4 Payments Inc., Class A(a)	3,640	$345,036
Shoe Carnival Inc.	1,365	26,235
Shutterstock Inc.	1,820	33,579
SI-BONE Inc.(a)	2,548	48,157
SIGA Technologies Inc.	3,640	21,767
Signet Jewelers Ltd.	2,730	181,736
Sila Realty Trust Inc.	3,185	79,370
Silgan Holdings Inc.	5,284	290,990
Silicon Laboratories Inc.(a)	1,911	230,333
Simply Good Foods Co. (The)(a)	5,642	194,705
Simpson Manufacturing Co. Inc.	2,457	382,555
Simulations Plus Inc.	1,365	43,468
Sinclair Inc.	2,639	37,025
Sirius XM Holdings Inc.	11,739	254,502
SITE Centers Corp.	3,731	44,474
SiteOne Landscape Supply Inc.(a)	2,639	308,262
SiTime Corp.(a)	1,092	214,108
Sitio Royalties Corp., Class A	4,550	77,668
Six Flags Entertainment Corp.	5,551	186,292
Skechers USA Inc., Class A(a)	7,644	474,234
Skyward Specialty Insurance Group Inc.(a)	2,548	161,416
SkyWest Inc.(a)	637	64,624
Skyworks Solutions Inc.	8,671	598,559
SL Green Realty Corp.	4,095	232,473
SLM Corp.	11,877	384,458
SM Energy Co.	6,643	155,579
Smith & Wesson Brands Inc.	3,094	29,455
SoFi Technologies Inc.(a)	59,605	792,746
SolarEdge Technologies Inc.(a)	3,458	61,760
Solaris Energy Infrastructure Inc., Class A	2,275	62,403
Soleno Therapeutics Inc.(a)	1,547	113,472
Somnigroup International Inc.	10,010	651,251
Sonic Automotive Inc., Class A	1,001	70,000
Sonoco Products Co.	4,432	201,833
Sonos Inc.(a)	7,189	73,903
Sotera Health Co.(a)	9,009	110,270
Soundhound AI Inc., NVS(a)	20,475	207,002
South Plains Financial Inc.	1,911	68,739
Southern Missouri Bancorp. Inc.	1,365	71,881
SouthState Corp.	5,963	523,551
Southwest Gas Holdings Inc.	3,458	248,388
SpartanNash Co.	2,639	51,355
Spectrum Brands Holdings Inc.	1,638	94,627
Sphere Entertainment Co.(a)	1,729	65,183
Spire Inc.	3,367	253,468
Spirit AeroSystems Holdings Inc., Class A(a)	7,007	261,922
SpringWorks Therapeutics Inc.(a)	3,458	161,523
Sprinklr Inc.(a)	6,461	54,531
Sprout Social Inc., Class A(a)	3,094	67,542
Sprouts Farmers Market Inc.(a)	5,824	1,006,737
SPS Commerce Inc.(a)	2,184	307,420
SPX Technologies Inc.(a)	2,730	415,206
Spyre Therapeutics Inc.(a)	2,457	37,543
St Joe Co. (The)	2,366	105,784
STAAR Surgical Co.(a)	2,639	47,001
STAG Industrial Inc.	8,250	293,535
Stagwell Inc.(a)	7,371	32,875
Standard Aero Inc.(a)	7,371	216,191
Standard BioTools Inc.(a)	17,927	18,106
Standard Motor Products Inc.	1,638	49,631
Standex International Corp.	819	123,620
Stanley Black & Decker Inc.	8,725	570,877
Security	Shares	Value
United States (continued)
Starwood Property Trust Inc.	13,630	$269,192
Steelcase Inc., Class A	4,914	50,663
Stepan Co.	1,365	74,106
StepStone Group Inc., Class A	4,095	236,896
Sterling Infrastructure Inc.(a)	1,820	342,178
Steven Madden Ltd.	4,186	103,185
Stewart Information Services Corp.	1,911	115,310
Stifel Financial Corp.	6,097	574,459
Stock Yards Bancorp. Inc.	2,093	153,961
Stoke Therapeutics Inc.(a)	2,821	26,912
StoneX Group Inc.(a)	2,730	231,108
Strategic Education Inc.	1,365	124,529
Stride Inc.(a)	2,548	385,742
Sturm Ruger & Co. Inc.	1,183	42,825
Summit Hotel Properties Inc.	8,190	35,872
SunCoke Energy Inc.	6,097	49,630
Sunrun Inc.(a)	13,013	97,467
Supernus Pharmaceuticals Inc.(a)	3,822	121,157
Surgery Partners Inc.(a)	4,095	96,683
Sweetgreen Inc., Class A (a)	6,279	84,264
Sylvamo Corp.	2,275	120,507
Symbotic Inc., Class A(a)	2,821	80,878
Synaptics Inc.(a)	1,800	105,768
Syndax Pharmaceuticals Inc.(a)	4,459	46,998
Synovus Financial Corp.	7,939	379,722
Talen Energy Corp.(a)	2,184	532,787
Talos Energy Inc.(a)	9,919	79,749
Tandem Diabetes Care Inc.(a)	3,822	75,752
Tanger Inc.	6,391	190,452
Tapestry Inc.	11,731	921,470
Tarsus Pharmaceuticals Inc.(a)	1,820	78,169
Taylor Morrison Home Corp., Class A(a)	4,971	279,768
TD SYNNEX Corp.	4,550	552,097
TechnipFMC PLC	24,752	771,025
TechTarget Inc.(a)	2,275	18,405
TEGNA Inc.	9,710	162,351
Teladoc Health Inc.(a)	10,101	69,899
Teleflex Inc.	2,307	282,077
Telephone and Data Systems Inc.	6,006	206,366
Tempus AI Inc.(a)	4,268	235,508
Tenable Holdings Inc.(a)	7,098	228,698
Tenet Healthcare Corp.(a)	5,602	945,450
Tennant Co.	1,092	81,267
Teradata Corp.(a)	6,006	131,892
Terawulf Inc.(a)	18,018	63,604
Terex Corp.	4,186	188,412
Terreno Realty Corp.	5,824	328,590
Tetra Tech Inc.	14,165	494,925
Texas Capital Bancshares Inc.(a)	2,312	165,747
Texas Roadhouse Inc., Class A	3,913	763,857
TFS Financial Corp.	6,552	86,552
TG Therapeutics Inc.(a)	8,736	306,721
Thermon Group Holdings Inc.(a)	2,002	51,932
Thor Industries Inc.	3,003	243,814
Thryv Holdings Inc.(a)	2,912	38,730
Tidewater Inc.(a)	819	32,522
Timken Co. (The)	3,822	261,769
Tiptree Inc.	2,639	58,533
Titan International Inc.(a)	3,731	27,012
TKO Group Holdings Inc., Class A	3,970	626,506
Toll Brothers Inc.	5,346	557,320
Tompkins Financial Corp.	1,365	83,811

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Tootsie Roll Industries Inc.	1,430	$50,979
TopBuild Corp.(a)	1,729	489,117
Topgolf Callaway Brands Corp.(a)	8,008	50,771
Toro Co. (The)	5,824	441,343
Towne Bank/Portsmouth VA	5,369	185,553
TPG Inc.	7,159	344,563
TPG RE Finance Trust Inc.	5,460	41,933
Transcat Inc.(a)	728	63,613
TransMedics Group Inc.(a)	2,093	266,062
Transocean Ltd.(a)	46,683	116,241
Travel + Leisure Co.	4,004	194,474
Travere Therapeutics Inc.(a)	4,732	71,075
TreeHouse Foods Inc.(a)	2,730	61,316
Trex Co. Inc.(a)	6,279	350,808
Tri Pointe Homes Inc.(a)	5,369	158,278
TriCo Bancshares	2,912	116,189
TriMas Corp.	2,366	62,391
TriNet Group Inc.	2,002	166,586
Trinity Industries Inc.	5,187	133,513
TripAdvisor Inc.(a)	6,552	93,300
Triumph Group Inc.(a)	4,277	110,304
Trump Media & Technology Group Corp.(a)	5,005	106,757
Trupanion Inc.(a)	2,387	112,643
Trustmark Corp.	2,610	89,941
TTM Technologies Inc.(a)	6,825	203,794
Turning Point Brands Inc.	1,286	95,576
Tutor Perini Corp.(a)	3,185	117,463
Twist Bioscience Corp.(a)	3,640	106,652
Two Harbors Investment Corp.	6,461	68,422
TXNM Energy Inc.	4,914	278,575
U.S. Foods Holding Corp.(a)	12,894	1,020,173
U.S. Physical Therapy Inc.	1,092	81,889
U.S. Steel Corp.	13,013	700,360
Udemy Inc.(a)	5,369	39,301
UFP Industries Inc.	3,431	334,728
UFP Technologies Inc.(a)	455	106,561
UGI Corp.	12,558	452,841
UiPath Inc., Class A(a)	24,934	331,872
UL Solutions Inc., Class A	3,640	260,260
Ultra Clean Holdings Inc.(a)	2,639	51,117
Ultragenyx Pharmaceutical Inc.(a)	4,823	164,127
UMB Financial Corp.	4,261	439,394
UMH Properties Inc.	4,368	73,339
Under Armour Inc., Class A(a)	10,920	73,273
Under Armour Inc., Class C, NVS(a)	7,826	49,304
UniFirst Corp./MA	910	171,590
United Bankshares Inc./WV	7,735	279,543
United Community Banks Inc./GA	6,413	184,310
United Natural Foods Inc.(a)	3,458	105,711
United Parks & Resorts Inc.(a)	1,638	73,366
United States Cellular Corp.(a)	910	56,393
United States Lime & Minerals Inc	827	84,999
Uniti Group Inc.	14,287	61,434
Unity Software Inc.(a)	16,653	434,310
Universal Corp./VA	1,456	95,208
Universal Display Corp.	2,639	378,301
Universal Health Realty Income Trust	1,001	39,750
Universal Insurance Holdings Inc.	3,276	88,911
Universal Technical Institute Inc.(a)	2,548	90,530
Univest Financial Corp.	3,094	91,335
Unum Group	10,216	834,749
Upbound Group Inc.	2,730	62,626
Security	Shares	Value
United States (continued)
Upstart Holdings Inc.(a)	4,914	$231,793
Upwork Inc.(a)	7,371	114,177
Uranium Energy Corp.(a)	29,848	176,999
Urban Edge Properties	7,361	133,676
Urban Outfitters Inc.(a)	3,549	248,075
USANA Health Sciences Inc.(a)	1,001	29,900
Utz Brands Inc.	4,095	54,177
UWM Holdings Corp.	10,920	46,956
V2X Inc.(a)	1,092	49,446
Vail Resorts Inc.	2,184	349,811
Valley National Bancorp.	28,237	247,921
Valmont Industries Inc.	1,183	376,241
Valvoline Inc.(a)	7,189	248,668
Varonis Systems Inc., Class B(a)	6,461	308,060
Vaxcyte Inc.(a)	6,643	215,831
Veeco Instruments Inc.(a)	3,367	65,017
Vera Therapeutics Inc.(a)	2,639	50,009
Veracyte Inc.(a)	4,732	125,919
Vericel Corp.(a)	3,094	127,767
Verint Systems Inc.(a)	3,640	63,846
Veris Residential Inc.	4,823	73,310
Verra Mobility Corp., Class A(a)	9,555	225,976
Vertex Inc., Class A(a)	4,186	165,640
Verve Therapeutics Inc.(a)	5,096	22,677
Vestis Corp.	6,825	42,042
VF Corp.	19,110	238,111
Viasat Inc.(a)	5,187	45,283
Viatris Inc.	67,395	592,402
Viavi Solutions Inc.(a)	13,923	126,839
Vicor Corp.(a)	1,365	59,569
Victoria's Secret & Co.(a)	4,095	86,855
Victory Capital Holdings Inc., Class A	3,094	191,859
Viking Therapeutics Inc.(a)	6,279	168,277
Vimeo Inc.(a)	9,828	42,850
Viper Energy Inc., Class A, NVS	7,917	314,226
Vir Biotechnology Inc.(a)	6,006	29,670
Viridian Therapeutics Inc.(a)	3,731	51,936
Virtu Financial Inc., Class A	5,187	208,466
Virtus Investment Partners Inc.	250	42,675
Vishay Intertechnology Inc.	6,825	96,028
Visteon Corp.(a)	1,115	94,134
Vita Coco Co. Inc. (The)(a)	2,555	90,932
Vital Energy Inc.(a)	2,184	32,498
Vital Farms Inc.(a)	1,946	61,961
Vitesse Energy Inc.	2,184	45,711
Vontier Corp.	8,827	315,565
Vornado Realty Trust	9,555	359,937
Voya Financial Inc.	5,156	342,977
VSE Corp.	1,183	153,896
Wabash National Corp.	3,549	30,770
Walgreens Boots Alliance Inc.	41,499	466,864
Walker & Dunlop Inc.	2,002	137,117
Warby Parker Inc.(a)	5,005	105,956
Warrior Met Coal Inc.	3,013	136,941
Watts Water Technologies Inc., Class A	1,638	396,593
WaVe Life Sciences Ltd.(a)	7,007	42,112
Wayfair Inc., Class A(a)	5,460	225,170
Waystar Holding Corp.(a)	4,186	167,356
WD-40 Co.	819	199,533
Weave Communications Inc.(a)	3,367	32,492
Webster Financial Corp.	9,389	483,346
Weis Markets Inc.	1,183	89,671

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Wendy's Co. (The)	10,920	$124,488
Werner Enterprises Inc.	1,269	32,931
WesBanco Inc.	4,848	149,221
WESCO International Inc.	2,912	488,896
Western Alliance Bancorp.	5,979	432,939
Westrock Coffee Co.(a)	2,912	20,035
WEX Inc.(a)	1,900	252,567
Whirlpool Corp.	3,185	248,717
White Mountains Insurance Group Ltd.	101	180,265
Whitestone REIT	3,185	39,239
Willis Lease Finance Corp.	273	36,675
WillScot Mobile Mini Holdings Corp.	10,647	286,937
Wingstop Inc.	1,572	537,152
Winmark Corp.	182	77,317
Winnebago Industries Inc.	1,729	58,665
Wintrust Financial Corp.	3,563	425,458
WK Kellogg Co.	4,004	67,748
Wolverine World Wide Inc.	5,551	94,700
Woodward Inc.	3,458	748,069
Workiva Inc., Class A(a)	2,912	195,948
World Acceptance Corp.(a)	273	42,173
World Fuel Services Corp.	4,030	110,382
Worthington Enterprises Inc.	1,911	112,577
Worthington Steel Inc.	2,275	56,647
Wyndham Hotels & Resorts Inc.	4,550	376,649
Wynn Resorts Ltd.	4,795	434,139
Xencor Inc.(a)	3,913	31,304
Xenia Hotels & Resorts Inc.	6,916	84,583
Xenon Pharmaceuticals Inc.(a)	4,095	118,141
Xerox Holdings Corp.	8,736	42,719
Xometry Inc., Class A(a)	3,458	114,633
XPEL Inc.(a)	1,547	55,646
XPLR Infrastructure LP	6,643	58,591
XPO Inc.(a)	6,734	766,531
Yelp Inc., Class A(a)	3,822	145,886
YETI Holdings Inc.(a)	4,914	150,172
Yext Inc.(a)	7,189	48,238
York Water Co. (The)	1,456	47,553
Zeta Global Holdings Corp., Class A(a)	11,284	148,272
Ziff Davis Inc.(a)	2,548	82,657
Zions Bancorp. NA	8,463	400,808
ZipRecruiter Inc.(a)	4,914	29,337
ZoomInfo Technologies Inc., Class A(a)	16,107	153,822
Zurn Elkay Water Solutions Corp.	8,372	302,983
Zymeworks Inc.(a)	2,912	33,284
		285,504,547
Total Common Stocks — 99.5% (Cost: $460,929,138)		481,926,167
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	546	$41,607
Einhell Germany AG, Preference Shares, NVS	455	40,659
FUCHS SE, Preference Shares, NVS	3,822	193,029
Jungheinrich AG, Preference Shares, NVS	2,821	113,260
Sixt SE, Preference Shares, NVS	910	62,096
STO SE & Co. KGaA, Preference Shares, NVS	182	23,996
		474,647
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	2,275	72,829
Total Preferred Stocks — 0.1% (Cost: $511,459)		547,476
Rights
Spain — 0.0%
Almirall SA(a)	4,565	1,052
Viscofan, SA, (Expires 06/17/25)(a)	2,075	3,982
		5,034
Total Rights — 0.0% (Cost: $4,849)		5,034
Total Long-Term Investments — 99.6% (Cost: $461,445,446)		482,478,677
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)	820,000	820,000
Total Short-Term Securities — 0.2% (Cost: $820,000)		820,000
Total Investments — 99.8% (Cost: $462,265,446)		483,298,677
Other Assets Less Liabilities — 0.2%		1,089,974
Net Assets — 100.0%		$484,388,651

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/01/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$820,000 (b)	$—	$—	$—	$820,000	820,000	$2,575	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 2000 Index	6	06/20/25	$621	$(10,595)
MSCI EAFE Index	3	06/20/25	391	507
S&P Mid 400 E-Mini Index	1	06/20/25	300	(5,388)
				$(15,476)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$317,713,299	$164,212,868	$—	$481,926,167
Preferred Stocks	40,659	506,817	—	547,476
Rights	1,052	3,982	—	5,034
Short-Term Securities
Money Market Funds	820,000	—	—	820,000
	$318,575,010	$164,723,667	$—	$483,298,677

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI World Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$507	$—	$—	$507
Liabilities
Equity Contracts	(15,983)	—	—	(15,983)
	$(15,476)	$—	$—	$(15,476)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's